UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

DWS Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  3/31

Date of reporting period:  12/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2011 (Unaudited)

DWS Lifecycle Long Range Fund
	Shares	Value ($)
Common Stocks 54.8%
Consumer Discretionary 5.5%
Auto Components 0.4%
BorgWarner, Inc.*	10,799	688,328
Bridgestone Corp.	5,600	126,760
Compagnie Generale des Etablissements Michelin "B"	157	9,230
Continental AG*	3,430	213,493
Denso Corp.	700	19,302
Goodyear Tire & Rubber Co.*	1,800	25,506
Magna International, Inc. "A"	2,400	80,098
Minth Group Ltd. (b)	247,971	232,840
Nippon Seiki Co., Ltd.	19,284	208,815
Pirelli & C. SpA	2,217	18,591
Tenneco, Inc.*	3,202	95,356
TRW Automotive Holdings Corp.*	10,732	349,863

		2,068,182
Automobiles 0.2%
Bayerische Motoren Werke (BMW) AG	1,139	76,148
Daimler AG (Registered)	3,289	144,375
Fiat SpA	10,090	46,142
Honda Motor Co., Ltd.	15,894	484,008
Nissan Motor Co., Ltd.	2,500	22,439
Renault SA	13,900	479,108
Toyota Motor Corp.	3,100	103,170
Volkswagen AG	90	12,066

		1,367,456
Distributors 0.2%
Genuine Parts Co.	12,206	747,007
Jardine Cycle & Carriage Ltd.	1,000	37,135
Li & Fung Ltd.	80,000	147,073

		931,215
Diversified Consumer Services 0.2%
Career Education Corp.*	13,200	105,204
H&R Block, Inc.	58,677	958,195

		1,063,399
Hotels Restaurants & Leisure 0.9%
Autogrill SpA	1,184	11,513
Bwin.Party Digital Entertainment PLC	33,071	83,874
Compass Group PLC	3,075	29,115
Crown Ltd.	4,710	38,926
Domino's Pizza UK & IRL PLC	31,455	196,054
Echo Entertainment Group Ltd.*	7,020	25,740
Galaxy Entertainment Group Ltd.*	6,000	10,866
Genting Singapore PLC*	75,000	87,035
Marriott Vacations Worldwide Corp.*	21,500	368,940
McDonald's Corp.	7,606	763,110
Paddy Power PLC (c)	5,662	325,460
Paddy Power PLC (c)	587	33,973
REXLot Holdings Ltd.	3,655,346	239,836
Sands China Ltd.*	8,800	24,941
Shangri-La Asia Ltd.	8,000	13,792
SJM Holdings Ltd.	8,000	12,893
Starbucks Corp.	19,800	910,998
Starwood Hotels & Resorts Worldwide, Inc.	17,228	826,427
TABCORP Holdings Ltd.	9,860	27,502
Tatts Group Ltd.	11,254	28,051
Tim Hortons, Inc.	1,500	72,677
Trump Entertainment Resorts, Inc.*	4	73
Wynn Macau Ltd.	5,200	12,948
Wynn Resorts Ltd.	3,555	392,792
Yum! Brands, Inc.	5,500	324,555

		4,862,091
Household Durables 0.4%
Electrolux AB "B"	641	10,170
Garmin Ltd. (b)	23,900	951,459
Hajime Construction Co., Ltd.	7,082	145,462
Jarden Corp.	5,617	167,836
Panasonic Corp.	3,400	28,849
Sony Corp.	8,300	149,583
Tempur-Pedic International, Inc.*	6,500	341,445
Whirlpool Corp.	4,600	218,270

		2,013,074
Internet & Catalog Retail 0.2%
Expedia, Inc.	3,700	107,374
Priceline.com, Inc.*	1,900	888,649
Shutterfly, Inc.*	4,402	100,190
TripAdvisor, Inc.*	3,700	93,277

		1,189,490
Leisure Equipment & Products 0.1%
Universal Entertainment Corp.	15,447	426,568
Media 0.9%
Aegis Group PLC	47,589	106,281
British Sky Broadcasting Group PLC	1,807	20,534
CBS Corp. "B"	40,300	1,093,742
Charm Communications, Inc. (ADR)*	18,136	157,239
Discovery Communications, Inc. "A"*	8,900	364,633
Fairfax Media Ltd.	18,551	13,633
Interpublic Group of Companies, Inc.	62,600	609,098
JC Decaux SA*	7,693	176,625
Kabel Deutschland Holding AG*	213	10,779
McGraw-Hill Companies, Inc.	4,600	206,862
Mediaset SpA	8,105	22,360
Modern Times Group "B"	172	8,189
News Corp. "A"	3,300	58,872
Omnicom Group, Inc.	3,900	173,862
Pearson PLC	1,330	24,908
Postmedia Network Canada Corp.*	872	7,746
Reed Elsevier NV	16,789	195,268
Reed Elsevier PLC	2,143	17,281
Shaw Communications, Inc. "B"	3,200	63,607
Singapore Press Holdings Ltd.	23,000	65,370
Thomson Reuters Corp.	4,502	120,333
Time Warner, Inc.	2,500	90,350
Viacom, Inc. "B"	23,900	1,085,299
Washington Post Co. "B" (b)	255	96,087
Wolters Kluwer NV	8,117	139,754
WPP PLC	1,959	20,458

		4,949,170
Multiline Retail 0.4%
Canadian Tire Corp., Ltd. "A"	700	45,281
Dollar General Corp.*	10,418	428,596
Macy's, Inc.	49,700	1,599,346
Marks & Spencer Group PLC	2,989	14,420
Sears Holdings Corp.* (b)	1,600	50,848

		2,138,491
Specialty Retail 1.1%
Aaron's, Inc.	36,000	960,480
Advance Auto Parts, Inc.	3,648	254,010
Aeropostale, Inc.*	9,532	145,363
Bed Bath & Beyond, Inc.*	10,668	618,424
Best Buy Co., Inc.	33,500	782,895
Dick's Sporting Goods, Inc.	15,420	568,690
DSW, Inc. "A"	1,100	48,631
Fast Retailing Co., Ltd.	1,300	236,246
Foot Locker, Inc.	7,500	178,800
Guess?, Inc.	5,181	154,497
Hennes & Mauritz AB "B"	2,442	78,356
hhgregg, Inc.* (b)	8,173	118,100
Industria de Diseno Textil SA	1,268	103,599
Kingfisher PLC	4,711	18,315
L'Occitane International SA	78,738	157,694
Limited Brands, Inc.	28,711	1,158,489
Orchard Supply Hardware Stores Corp. "A"*	72	300
PetSmart, Inc.	2,000	102,580
Sally Beauty Holdings, Inc.*	5,750	121,497
The Gap, Inc.	1,400	25,970
Ulta Salon, Cosmetics & Fragrance, Inc.*	2,500	162,300
Urban Outfitters, Inc.*	6,802	187,463
Williams-Sonoma, Inc.	1,900	73,150
Yamada Denki Co., Ltd.	600	40,767

		6,296,616
Textiles, Apparel & Luxury Goods 0.5%
Adidas AG	2,178	141,666
Burberry Group PLC	9,452	172,974
Coach, Inc.	15,736	960,525
Compagnie Financiere Richemont SA "A"	1,306	65,761
Deckers Outdoor Corp.*	3,826	289,131
Gildan Activewear, Inc.	1,000	18,807
Luxottica Group SpA	1,318	36,882
LVMH Moet Hennessy Louis Vuitton SA	182	25,642
NIKE, Inc. "B"	13,412	1,292,514
Ralph Lauren Corp.	200	27,616
Swatch Group AG (Bearer)	88	32,787
Swatch Group AG (Registered)	317	21,050
Yue Yuen Industrial (Holdings) Ltd.	5,000	15,796

		3,101,151
Consumer Staples 5.5%
Beverages 0.9%
Anheuser-Busch InBev NV	1,490	90,998
Asahi Group Holdings Ltd.	2,300	50,537
C&C Group PLC (c)	56,379	209,372
C&C Group PLC (c)	5,851	21,556
Carlsberg AS "B"	5,371	379,338
Coca-Cola Amatil Ltd.	1,082	12,735
Coca-Cola Co.	4,600	321,862
Coca-Cola Enterprises, Inc.	12,500	322,250
Diageo PLC	2,016	43,991
Dr. Pepper Snapple Group, Inc.	11,600	457,968
Heineken Holding NV	583	23,793
Heineken NV	16,622	767,362
Kirin Holdings Co., Ltd.	4,000	48,598
PepsiCo, Inc.	31,100	2,063,485
Pernod Ricard SA	704	65,159
SABMiller PLC	640	22,437

		4,901,441
Food & Staples Retailing 1.6%
Aeon Co., Ltd.	4,000	54,898
Ain Pharmaciez, Inc.	2,921	140,309
Alimentation Couche-Tard, Inc. "B"	1,500	46,675
Carrefour SA	1,940	44,093
Casino Guichard-Perrachon SA	263	22,101
Colruyt SA	270	10,201
Costco Wholesale Corp.	13,000	1,083,160
CVS Caremark Corp.	52,848	2,155,141
Delhaize Group	237	13,288
Empire Co., Ltd. "A"	300	17,407
FamilyMart Co., Ltd.	400	16,156
George Weston Ltd.	600	40,102
Kato Sangyo Co., Ltd.	6,617	127,649
Koninklijke Ahold NV	5,711	76,800
Kroger Co.	40,500	980,910
Lawson, Inc.	400	24,962
Loblaw Companies Ltd.	1,200	45,326
Metro AG	1,423	51,934
Metro, Inc. "A"	1,100	58,307
Olam International Ltd.	15,000	24,536
Seven & I Holdings Co., Ltd.	3,500	97,454
Shoppers Drug Mart Corp.	2,400	96,919
Tesco PLC	16,568	103,717
Wal-Mart Stores, Inc.	15,785	943,312
Walgreen Co.	16,456	544,035
Wesfarmers Ltd.	5,758	173,520
Whole Foods Market, Inc.	16,282	1,132,902
Woolworths Ltd.	12,658	324,683

		8,450,497
Food Products 1.7%
Ajinomoto Co., Inc.	4,000	47,987
Aryzta AG	456	22,002
Bunge Ltd.	17,400	995,280
Corn Products International, Inc.	1,200	63,108
DANONE SA	1,909	119,910
Dean Foods Co.*	18,900	211,680
Diamond Foods, Inc. (b)	5,421	174,936
General Mills, Inc.	15,203	614,353
Golden Agri-Resources Ltd.	1,001,000	550,246
Green Mountain Coffee Roasters, Inc.*	1,587	71,177
Hormel Foods Corp.	1,800	52,722
Kellogg Co.	26,980	1,364,379
Kraft Foods, Inc. "A"	43,014	1,607,003
Lindt & Spruengli AG	6	17,833
Lindt & Spruengli AG (Registered)	1	33,381
Mead Johnson Nutrition Co.	9,650	663,244
MEIJI Holdings Co., Ltd.	400	16,592
Nestle SA (Registered)	14,866	853,499
Nippon Meat Packers, Inc.	1,000	12,434
Nisshin Seifun Group, Inc.	4,000	48,450
Nissin Foods Holdings Co., Ltd.	400	15,665
Saputo, Inc.	1,500	57,467
Sara Lee Corp.	33,381	631,568
Smithfield Foods, Inc.*	7,100	172,388
Suedzucker AG	885	28,172
SunOpta, Inc.*	38,761	186,828
TreeHouse Foods, Inc.*	3,449	225,496
Tyson Foods, Inc. "A"	9,500	196,080
Unilever NV (CVA)	6,862	235,651
Unilever PLC	740	24,839
Viterra, Inc.	4,200	44,278
Wilmar International Ltd.	20,000	77,042
Yakult Honsha Co., Ltd.	600	18,892
Yamazaki Baking Co., Ltd.	1,000	13,128

		9,467,710
Household Products 0.2%
Church & Dwight Co., Inc.	2,900	132,704
Clorox Co.	1,300	86,528
Colgate-Palmolive Co.	2,000	184,780
Energizer Holdings, Inc.*	1,400	108,472
Henkel AG & Co. KGaA	1,482	71,736
Procter & Gamble Co.	10,100	673,771
Reckitt Benckiser Group PLC	539	26,561
Unicharm Corp.	700	34,507

		1,319,059
Personal Products 0.1%
Beiersdorf AG	1,089	61,760
Estee Lauder Companies, Inc. "A"	3,400	381,888
Kao Corp.	2,600	70,984
L'Oreal SA	825	86,096
Shiseido Co., Ltd.	2,000	36,739

		637,467
Tobacco 1.0%
Altria Group, Inc.	42,606	1,263,268
British American Tobacco PLC	1,729	81,981
Imperial Tobacco Group PLC	831	31,412
Japan Tobacco, Inc.	20	94,007
Philip Morris International, Inc.	48,328	3,792,781

		5,263,449
Energy 6.2%
Energy Equipment & Services 1.1%
Aker Solutions ASA	574	6,004
AMEC PLC	8,012	112,410
Dresser-Rand Group, Inc.*	4,427	220,952
Fugro NV (CVA)	1,482	85,661
Halliburton Co.	28,053	968,109
Helmerich & Payne, Inc.	7,500	437,700
John Wood Group PLC	18,998	188,196
Lamprell PLC	37,052	154,070
National Oilwell Varco, Inc.	3,835	260,742
Noble Corp.*	23,402	707,208
Oil States International, Inc.*	9,069	692,600
Prosafe SE	17,771	121,281
Saipem SpA	719	30,390
SBM Offshore NV	18,910	388,715
Schlumberger Ltd.	16,050	1,096,376
Seadrill Ltd.	1,256	41,912
Technip SA	174	16,263
Tecnicas Reunidas SA	2,294	82,315
Tenaris SA	1,190	22,081
Transocean Ltd.	10,516	403,709
WorleyParsons Ltd.	549	14,383

		6,051,077
Oil, Gas & Consumable Fuels 5.1%
Alpha Natural Resources, Inc.*	16,000	326,880
Americas Petrogas, Inc.*	20,158	58,965
Anadarko Petroleum Corp.	14,183	1,082,588
Apache Corp.	9,700	878,626
Approach Resources, Inc.*	4,307	126,669
BG Group PLC	1,332	28,408
BP PLC	40,954	292,053
Canadian Natural Resources Ltd. (c)	24,317	908,726
Canadian Natural Resources Ltd. (c)	600	22,469
Cenovus Energy, Inc.	500	16,604
Chevron Corp.	44,917	4,779,169
Concho Resources, Inc.*	1,795	168,281
ConocoPhillips	36,498	2,659,609
Denbury Resources, Inc.*	28,900	436,390
Enbridge, Inc.	400	14,956
EnCana Corp.	500	9,271
Energy XXI (Bermuda) Ltd.*	1,745	55,631
Eni SpA	5,437	112,304
EOG Resources, Inc.	9,546	940,377
Exxon Mobil Corp.	37,108	3,145,274
Forest Oil Corp.*	8,300	112,465
Hess Corp.	3,400	193,120
HollyFrontier Corp.	2,000	46,800
Idemitsu Kosan Co., Ltd.	200	20,597
Imperial Oil Ltd.	300	13,366
INPEX Corp.	49	308,140
JX Holdings, Inc.	9,500	57,309
Marathon Oil Corp.	67,933	1,988,399
Marathon Petroleum Corp.	21,105	702,586
Murphy Oil Corp.	30,800	1,716,792
Nexen, Inc.	30,177	480,116
Occidental Petroleum Corp.	21,200	1,986,440
Origin Energy Ltd.	2,883	39,180
Plains Exploration & Production Co.*	13,223	485,549
Repsol YPF SA	4,937	150,827
Rosetta Resources, Inc.*	2,476	107,706
Royal Dutch Shell PLC "A"	1,552	57,056
Royal Dutch Shell PLC "B"	20,205	768,925
Santos Ltd.	2,578	32,205
Statoil ASA	3,722	95,328
Suncor Energy, Inc. (c)	884	25,494
Suncor Energy, Inc. (c)	29,757	857,894
Talisman Energy, Inc.	800	10,193
Tesoro Corp.*	8,000	186,880
TonenGeneral Sekiyu KK	2,000	21,836
Total SA	2,508	128,011
TransCanada Corp.	600	26,226
Tullow Oil PLC	6,000	130,420
Ultra Petroleum Corp.*	2,834	83,971
Valero Energy Corp.	43,531	916,328
Woodside Petroleum Ltd.	1,629	50,924

		27,864,333
Financials 7.2%
Capital Markets 1.0%
Affiliated Managers Group, Inc.*	1,726	165,610
Ameriprise Financial, Inc.	7,030	348,969
Ares Capital Corp.	7,500	115,875
Ashmore Group PLC	55,199	285,139
Credit Suisse Group AG (Registered)*	930	21,822
Daiwa Securities Group, Inc.	4,000	12,450
E*TRADE Financial Corp.*	39,000	310,440
Hargreaves Lansdown PLC	11,801	78,580
ICAP PLC	17,810	95,814
Janus Capital Group, Inc.	9,600	60,576
Jefferies Group, Inc. (b)	9,287	127,696
Lazard Ltd. "A"	3,649	95,275
Morgan Stanley	1,900	28,747
Nomura Holdings, Inc.	6,500	19,637
Northern Trust Corp.	9,900	392,634
Partners Group Holding AG	1,584	275,929
State Street Corp.	25,700	1,035,967
T. Rowe Price Group, Inc. (b)	17,680	1,006,876
The Goldman Sachs Group, Inc.	4,749	429,452
UBS AG (Registered)*	2,823	33,533
UOB-Kay Hian Holdings Ltd.	98,155	116,210
Waddell & Reed Financial, Inc. "A"	5,291	131,058

		5,188,289
Commercial Banks 1.6%
Australia & New Zealand Banking Group Ltd.	764	16,010
Banco Bilbao Vizcaya Argentaria SA	7,006	60,215
Banco Comercial Portugues SA (Registered)* (b)	840,000	147,174
Banco Santander SA	10,999	83,101
Bank of Montreal	500	27,426
Bank of Nova Scotia	1,000	49,895
Barclays PLC	3,017	8,173
BB&T Corp.	20,900	526,053
BNP Paribas	1,019	39,892
BOC Hong Kong (Holdings) Ltd.	320,700	756,143
BOK Financial Corp.	1,500	82,395
Canadian Imperial Bank of Commerce	400	28,973
Commerzbank AG*	5,076	8,549
Commonwealth Bank of Australia	655	32,916
Credit Agricole SA	2,128	11,973
Danske Bank AS*	8,782	111,838
DBS Group Holdings Ltd.	34,800	308,271
DGB Financial Group, Inc.*	16,091	181,180
DnB ASA	33,609	328,398
Erste Group Bank AG	2,945	51,580
HSBC Holdings PLC	4,828	36,650
Intesa Sanpaolo	21,606	35,887
KBC Groep NV	1,581	19,852
KeyCorp	109,700	843,593
Mitsubishi UFJ Financial Group, Inc.	19,800	83,996
Mizuho Financial Group, Inc.	164,292	221,715
National Australia Bank Ltd.	52,521	1,252,093
National Bank of Canada	200	14,162
National Bank of Greece SA*	51,357	107,617
Nordea Bank AB	4,983	38,468
Oversea-Chinese Banking Corp., Ltd.	14,000	84,299
Prosperity Bancshares, Inc.	4,812	194,164
Raiffeisen Bank International AG	585	15,134
Regions Financial Corp.	172,300	740,890
Resona Holdings, Inc.	59,500	261,785
Royal Bank of Canada	2,100	107,149
Skandinaviska Enskilda Banken AB "A"	4,626	26,884
Societe Generale	6,855	152,140
Standard Chartered PLC	740	16,112
Sumitomo Mitsui Financial Group, Inc.	6,100	169,709
Sumitomo Mitsui Trust Holdings, Inc.	5,000	14,659
Svenska Handelsbanken AB "A"	928	24,371
Swedbank AB "A"	940	12,152
Toronto-Dominion Bank	900	67,397
UniCredit SpA	3,002	24,750
United Overseas Bank Ltd.	3,000	35,231
Wells Fargo & Co.	9,000	248,040
Westpac Banking Corp.	7,148	145,902
Zions Bancorp.	57,833	941,521

		8,796,477
Consumer Finance 0.3%
Capital One Financial Corp.	23,000	972,670
Discover Financial Services	37,209	893,016

		1,865,686
Diversified Financial Services 0.7%
Bank of America Corp.	66,400	369,184
Citigroup, Inc.	300	7,893
Deutsche Boerse AG*	224	11,744
Groupe Bruxelles Lambert SA	1,306	86,773
Hong Kong Exchanges & Clearing Ltd.	1,000	16,091
IG Group Holdings PLC	25,962	192,135
ING Groep NV (CVA)*	41,957	298,995
Interactive Brokers Group, Inc. "A"	12,700	189,738
IntercontinentalExchange, Inc.*	7,600	916,180
Investor AB "B"	8,085	150,236
JPMorgan Chase & Co.	38,735	1,287,939
ORIX Corp.	260	21,433
Pohjola Bank PLC "A"	1,664	16,103
Singapore Exchange Ltd.	12,000	56,587

		3,621,031
Insurance 2.4%
ACE Ltd.	12,400	869,488
Aegon NV*	3,925	15,634
Aflac, Inc.	24,100	1,042,566
Ageas	27,230	42,185
AIA Group Ltd.	11,800	36,778
Allianz SE (Registered)	1,277	122,044
Allied World Assurance Co. Holdings AG	4,000	251,720
Allstate Corp.	15,900	435,819
American National Insurance Co.	200	14,606
Arch Capital Group Ltd.*	7,300	271,779
Assicurazioni Generali SpA	2,786	41,737
Assurant, Inc.	23,110	948,897
AXA SA	55,969	721,297
Berkshire Hathaway, Inc. "B"*	4,600	350,980
Chubb Corp.	900	62,298
Dai-ichi Life Insurance Co., Ltd.	12	11,779
Erie Indemnity Co. "A"	2,100	164,136
Fidelity National Financial, Inc. "A"	45,973	732,350
Gjensidige Forsikring ASA	2,265	26,237
HCC Insurance Holdings, Inc.	22,419	616,522
Lincoln National Corp.	41,212	800,337
Manulife Financial Corp.	2,000	21,301
MetLife, Inc.	22,560	703,421
MS&AD Insurance Group Holdings, Inc.	1,100	20,352
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	294	36,062
NKSJ Holdings, Inc.	700	13,714
Old Mutual PLC	223,880	468,529
PartnerRe Ltd.	18,284	1,174,016
Power Corp. of Canada	600	14,029
Progressive Corp.	13,700	267,287
Prudential Financial, Inc.	16,018	802,822
Sampo Oyj "A"	4,527	112,167
Sun Life Financial, Inc.	800	14,842
Swiss Re Ltd.*	334	17,010
T&D Holdings, Inc.	1,400	13,024
Tokio Marine Holdings, Inc.	1,100	24,332
Transatlantic Holdings, Inc.	12,822	701,748
Tryg AS	339	18,789
Validus Holdings Ltd.	11,900	374,850
Vienna Insurance Group AG Wiener Versicherung Gruppe	402	15,906
Zurich Financial Services AG*	3,948	891,519

		13,284,909
Real Estate Investment Trusts 0.9%
American Tower Corp. "A" (REIT)	14,183	851,122
Brandywine Realty Trust (REIT)	27,600	262,200
CapitaMall Trust (REIT)	375,500	491,340
CommonWealth REIT (REIT)	10,700	178,048
Corio NV (REIT)	442	19,137
Klepierre (REIT)	3,800	107,958
Prologis, Inc. (REIT)	25,100	717,609
Public Storage (REIT)	5,900	793,314
Rayonier, Inc. (REIT)	2,700	120,501
Simon Property Group, Inc. (REIT)	2,100	270,774
SL Green Realty Corp. (REIT)	1,200	79,968
Unibail-Rodamco SE (REIT)	276	49,397
Ventas, Inc. (REIT)	12,400	683,612
Westfield Group (REIT) (Units)	17,601	140,655

		4,765,635
Real Estate Management & Development 0.2%
Brookfield Asset Management, Inc. "A"	700	19,267
CapitaLand Ltd.	81,200	137,970
Cheung Kong (Holdings) Ltd.	2,000	23,736
Hang Lung Properties Ltd.	3,000	8,529
Immofinanz AG*	21,986	66,221
K Wah International Holdings Ltd.	679,795	172,251
Mitsubishi Estate Co., Ltd.	27,300	407,314
Mitsui Fudosan Co., Ltd.	12,100	176,099
Sumitomo Realty & Development Co., Ltd.	1,100	19,234
Sun Hung Kai Properties Ltd.	2,000	24,963
Swire Pacific Ltd. "A"	1,000	12,047

		1,067,631
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	110,900	693,125
Health Care 7.3%
Biotechnology 0.8%
Actelion Ltd. (Registered)*	235	8,035
Alexion Pharmaceuticals, Inc.*	4,500	321,750
Amgen, Inc. (b)	12,800	821,888
Biogen Idec, Inc.*	4,600	506,230
Celgene Corp.*	22,242	1,503,559
CSL Ltd.	2,298	75,210
Gilead Sciences, Inc.*	15,433	631,673
Myriad Genetics, Inc.*	10,300	215,682
Onyx Pharmaceuticals, Inc.*	2,256	99,151

		4,183,178
Health Care Equipment & Supplies 0.9%
Baxter International, Inc.	20,682	1,023,345
Becton, Dickinson & Co.	10,200	762,144
CareFusion Corp.*	17,505	444,802
Cochlear Ltd.	204	12,952
Coloplast AS "B"	129	18,518
CONMED Corp.*	4,991	128,119
Edwards Lifesciences Corp.*	5,420	383,194
Essilor International SA (b)	1,348	95,039
Medtronic, Inc.	3,100	118,575
NxStage Medical, Inc.*	11,144	198,140
Olympus Corp.	800	10,509
Sirona Dental Systems, Inc.*	3,739	164,666
Smith & Nephew PLC	2,990	28,973
Sonova Holding AG (Registered)*	114	11,922
St. Jude Medical, Inc.	15,693	538,270
Stryker Corp.	4,800	238,608
Sysmex Corp.	400	13,024
Terumo Corp.	4,200	197,569
The Cooper Companies, Inc.	1,200	84,624
Thoratec Corp.*	10,357	347,581
Zeltiq Aesthetics, Inc.* (b)	7,476	84,927

		4,905,501
Health Care Providers & Services 2.2%
Aetna, Inc.	17,010	717,652
AMERIGROUP Corp.*	13,800	815,304
AmerisourceBergen Corp.	24,300	903,717
Centene Corp.*	9,971	394,752
Express Scripts, Inc.*	23,519	1,051,064
Fleury SA	19,970	229,116
Fresenius Medical Care AG & Co. KGaA	10,109	686,868
Fresenius SE & Co. KGaA	444	41,074
Health Net, Inc.*	12,400	377,208
Humana, Inc.	16,747	1,467,205
McKesson Corp.	39,655	3,089,521
Sonic Healthcare Ltd.	1,985	22,870
UnitedHealth Group, Inc.	9,600	486,528
Universal American Corp.	11,725	149,025
WellCare Health Plans, Inc.*	3,096	162,540
WellPoint, Inc.	23,470	1,554,887

		12,149,331
Health Care Technology 0.1%
Cerner Corp.*	4,300	263,375
SXC Health Solutions Corp.*	4,858	274,380

		537,755
Life Sciences Tools & Services 0.2%
Agilent Technologies, Inc.*	12,600	440,118
Life Technologies Corp.*	6,773	263,537
QIAGEN NV*	1,259	17,337
Thermo Fisher Scientific, Inc.*	10,076	453,118

		1,174,110
Pharmaceuticals 3.1%
Abbott Laboratories	14,400	809,712
Astellas Pharma, Inc.	2,600	105,643
AstraZeneca PLC	3,739	173,190
Bayer AG	3,361	214,878
Chugai Pharmaceutical Co., Ltd.	1,500	24,711
Daiichi Sankyo Co., Ltd.	2,900	57,442
Eisai Co., Ltd.	1,000	41,391
Eli Lilly & Co.	53,000	2,202,680
Endo Pharmaceuticals Holdings, Inc.*	8,100	279,693
Flamel Technologies SA (ADR)*	21,496	111,994
Forest Laboratories, Inc.*	15,900	481,134
GlaxoSmithKline PLC	110,060	2,509,657
Hisamitsu Pharmaceutical Co., Inc.	500	21,166
Johnson & Johnson	6,300	413,154
Kyowa Hakko Kirin Co., Ltd.	2,000	24,460
Merck & Co., Inc.	57,779	2,178,268
Merck KGaA	169	16,848
Mitsubishi Tanabe Pharma Corp.	42,300	668,948
Novartis AG (Registered)	4,843	276,663
Novo Nordisk AS "B"	3,869	445,112
Ono Pharmaceutical Co., Ltd.	400	22,440
Otsuka Holdings KK	1,000	28,126
Pacira Pharmaceuticals. Inc.*	25,291	218,767
Pfizer, Inc.	113,500	2,456,140
Questcor Pharmaceuticals, Inc.*	13,090	544,282
Roche Holding AG (Genusschein)	1,484	250,970
Sanofi	6,458	472,538
Santen Pharmaceutical Co., Ltd.	400	16,481
Shionogi & Co., Ltd.	2,000	25,671
Shire PLC	1,752	60,810
Taisho Pharmaceutical Holdings Co., Ltd.*	300	23,121
Takeda Pharmaceutical Co., Ltd.	4,300	188,878
Teva Pharmaceutical Industries Ltd. (ADR)	23,577	951,568
Tsumura & Co.	400	11,790
Valeant Pharmaceuticals International, Inc.*	8,700	407,011
VIVUS, Inc.*	15,355	149,711
Watson Pharmaceuticals, Inc.*	2,100	126,714

		17,011,762
Industrials 5.8%
Aerospace & Defense 1.8%
Alliant Techsystems, Inc.	5,200	297,232
BAE Systems PLC	4,921	21,697
BE Aerospace, Inc.*	7,017	271,628
Boeing Co.	13,100	960,885
Bombardier, Inc. "B"	8,300	33,078
CAE, Inc.	1,500	14,562
European Aeronautic Defence & Space Co.	26,000	808,892
Finmeccanica SpA	3,546	13,075
General Dynamics Corp.	16,500	1,095,765
Honeywell International, Inc.	19,700	1,070,695
Northrop Grumman Corp.	26,685	1,560,539
Raytheon Co.	19,645	950,425
Rolls-Royce Holdings PLC*	2,921	33,739
Singapore Technologies Engineering Ltd.	6,000	12,426
TransDigm Group, Inc.*	6,136	587,092
United Technologies Corp.	26,850	1,962,467

		9,694,197
Air Freight & Logistics 0.0%
Deutsche Post AG (Registered)	632	9,717
TNT Express NV	1,419	10,574

		20,291
Airlines 0.3%
Cathay Pacific Airways Ltd.	8,000	13,741
Cebu Air, Inc.	75,753	112,436
International Consolidated Airlines Group SA*	8,891	19,935
Qantas Airways Ltd.*	7,928	11,822
Ryanair Holdings PLC (ADR)*	6,802	189,504
Singapore Airlines Ltd.	2,793	21,834
Southwest Airlines Co.	137,100	1,173,576
United Continental Holdings, Inc.*	5,500	103,785

		1,646,633
Building Products 0.0%
Assa Abloy AB "B"	518	12,972
Compagnie de Saint-Gobain	472	18,089
Geberit AG (Registered)*	86	16,556
Masco Corp.	11,000	115,280

		162,897
Commercial Services & Supplies 0.2%
Babcock International Group PLC	30,178	343,320
Brambles Ltd.	6,450	47,159
Ritchie Bros. Auctioneers, Inc.	700	15,391
Serco Group PLC	19,829	145,808
Stericycle, Inc.*	8,001	623,438

		1,175,116
Construction & Engineering 0.4%
ACS, Actividades de Construccion y Servicios SA	833	24,658
Aecom Technology Corp.*	7,663	157,628
Bouygues SA	261	8,189
Chicago Bridge & Iron Co. NV	30,380	1,148,364
Ferrovial SA	2,776	33,470
Fluor Corp.	4,000	201,000
Fomento de Construcciones y Contratas SA	727	18,835
Hochtief AG	1,000	57,842
Koninklijke Boskalis Westminster NV	256	9,394
Leighton Holdings Ltd.	482	9,367
Skanska AB "B"	601	9,911
SNC-Lavalin Group, Inc.	900	45,126
SOCAM Development Ltd.	103,489	95,576
Vinci SA	385	16,797
Yongnam Holdings Ltd.	959,913	170,335

		2,006,492
Electrical Equipment 0.5%
ABB Ltd. (Registered)*	3,025	56,909
AMETEK, Inc.	21,930	923,253
Mitsubishi Electric Corp.	31,300	299,269
Nidec Corp.	3,100	269,068
Prysmian SpA	9,755	120,555
Rockwell Automation, Inc.	2,600	190,762
Roper Industries, Inc.	11,266	978,677
Schneider Electric SA	4,496	234,965
Vestas Wind Systems AS*	960	10,321

		3,083,779
Industrial Conglomerates 0.2%
Fraser & Neave Ltd.	4,000	19,096
General Electric Co.	44,100	789,831
Hutchison Whampoa Ltd.	18,000	150,601
Keppel Corp., Ltd.	6,400	45,751
Koninklijke (Royal) Philips Electronics NV	2,724	57,083
NWS Holdings Ltd.	16,000	23,555
SembCorp Industries Ltd.	4,000	12,447
Siemens AG (Registered)	640	61,210
Smiths Group PLC	609	8,614
Tyco International Ltd.	3,400	158,814

		1,327,002
Machinery 1.4%
AB SKF "B"	976	20,607
AGCO Corp.*	6,400	275,008
Alfa Laval AB	700	13,203
Altra Holdings, Inc.*	8,483	159,735
Amtek Engineering Ltd.	255,338	115,896
Andritz AG	2,577	213,504
Atlas Copco AB "A"	762	16,312
Atlas Copco AB "B"	411	7,777
Austal Ltd.	53,994	118,837
Caterpillar, Inc.	6,200	561,720
Dover Corp.	27,494	1,596,027
EVA Precision Industrial Holdings Ltd.	1,015,860	245,641
FANUC Ltd.	100	15,285
Fiat Industrial SpA*	6,684	56,948
ITT Corp.	4,400	85,052
Joy Global, Inc.	1,506	112,905
Komatsu Ltd.	600	13,992
Kone Oyj "B"	804	41,589
Metso Oyj	1,003	36,961
Mitsubishi Heavy Industries Ltd.	14,300	60,861
Nabtesco Corp.	8,700	158,110
Navistar International Corp.*	11,752	445,166
Oshkosh Corp.*	12,200	260,836
Parker Hannifin Corp.	21,162	1,613,602
Rational AG	887	193,086
Rotork PLC	7,406	221,176
Sandvik AB	2,186	26,671
Scania AB "B"	504	7,436
SembCorp Marine Ltd.	4,000	11,732
SPX Corp.	7,697	463,898
Vallourec SA	122	7,885
Volvo AB "B"	3,527	38,344
WABCO Holdings, Inc.*	4,167	180,848
Wabtec Corp.	700	48,965
Wartsila Corp.	956	27,510
Zardoya Otis SA	1,051	14,372

		7,487,497
Marine 0.1%
A P Moller-Maersk AS "A"	3	18,653
A P Moller-Maersk AS "B"	6	39,482
Kawasaki Kisen Kaisha Ltd.	46,300	83,437
Kuehne & Nagel International AG (Registered)	117	13,095
Mitsui OSK Lines Ltd.	66,871	258,646
Orient Overseas International Ltd.	2,000	11,627

		424,940
Professional Services 0.2%
Brunel International NV	4,648	136,471
Capita Group PLC	1,168	11,390
Experian PLC	2,151	29,208
Manpower, Inc.	8,200	293,150
Randstad Holding NV	405	11,922
Robert Half International, Inc.	10,500	298,830
SGS SA (Registered)	10	16,511
Towers Watson & Co. "A"	1,800	107,874

		905,356
Road & Rail 0.3%
Asciano Ltd.	4,976	22,914
Canadian National Railway Co.	2,600	204,555
Canadian Pacific Railway Ltd.	1,000	67,740
Central Japan Railway Co.	2	16,880
ComfortDelGro Corp., Ltd.	11,000	11,984
DSV AS	1,033	18,468
East Japan Railway Co.	300	19,089
Landstar System, Inc.	2,300	110,216
MTR Corp., Ltd.	11,500	37,219
Norfolk Southern Corp.	16,283	1,186,379
QR National Ltd.	7,809	27,277

		1,722,721
Trading Companies & Distributors 0.3%
Bunzl PLC	1,151	15,750
Finning International, Inc.	1,100	23,981
JFE Shoji Holdings, Inc.	37,344	155,558
MISUMI Group, Inc.	10,076	231,220
Mitsubishi Corp.	31,197	629,088
Mitsui & Co., Ltd.	1,500	23,285
Noble Group Ltd.	13,182	11,436
Sumikin Bussan Corp.	73,364	185,700
W.W. Grainger, Inc.	2,800	524,132
Wolseley PLC	505	16,645

		1,816,795
Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	2,461	39,158
Atlantia SpA	2,798	44,635
Hutchison Port Holdings Trust (Units)	29,000	17,956
Koninklijke Vopak NV	6,053	318,900
Transurban Group (Units)	5,178	29,738

		450,387
Information Technology 9.4%
Communications Equipment 1.3%
Alcatel-Lucent*	11,733	18,291
Cisco Systems, Inc.	110,170	1,991,874
Comverse Technology, Inc.*	172	1,156
F5 Networks, Inc.*	7,800	827,736
Harris Corp.	4,119	148,449
Juniper Networks, Inc.*	5,400	110,214
Nokia Oyj	41,286	199,505
Polycom, Inc.*	4,432	72,242
QUALCOMM, Inc.	63,377	3,466,722
Research In Motion Ltd.*	14,000	203,386
Sycamore Networks, Inc.*	6,573	117,657
Telefonaktiebolaget LM Ericsson "B"	17,570	178,474

		7,335,706
Computers & Peripherals 2.1%
Apple, Inc.*	17,249	6,985,845
Dell, Inc.*	76,200	1,114,806
EMC Corp.*	69,243	1,491,494
Hewlett-Packard Co.	23,331	601,007
SanDisk Corp.*	10,200	501,942
Toshiba Corp.	4,000	16,335
Western Digital Corp.*	16,600	513,770

		11,225,199
Electronic Equipment, Instruments & Components 0.2%
Cognex Corp.	5,840	209,014
E Ink Holdings, Inc.	116,294	151,398
Fujifilm Holdings Corp.	700	16,556
Hexagon AB "B"	1,774	26,358
Hitachi Ltd.	4,000	20,966
Hoya Corp.	700	15,058
Jabil Circuit, Inc.	7,900	155,314
Kyocera Corp.	300	24,090
Nippon Electric Glass Co., Ltd.	9,900	98,357
Vishay Intertechnology, Inc.*	47,100	423,429

		1,140,540
Internet Software & Services 0.6%
AOL, Inc.*	29,600	446,960
eBay, Inc.*	7,800	236,574
Google, Inc. "A"*	2,513	1,623,147
IAC/InterActiveCorp.	4,500	191,700
Internet Initiative Japan, Inc.	30	107,475
Monster Worldwide, Inc.*	8,600	68,198
NIC, Inc.	11,843	157,630
Open Text Corp.*	1,800	92,284
United Internet AG (Registered)	12,955	231,380
VistaPrint NV*	2,700	82,620

		3,237,968
IT Services 1.8%
Accenture PLC "A"	21,333	1,135,555
AtoS	266	11,638
Cap Gemini SA	4,787	148,900
Cardtronics, Inc.*	11,985	324,314
CGI Group, Inc. "A"*	7,800	147,004
Cognizant Technology Solutions Corp. "A"*	11,800	758,858
Computer Sciences Corp.	33,900	803,430
Fiserv, Inc.*	11,900	699,006
Global Payments, Inc.	9,100	431,158
International Business Machines Corp.	21,417	3,938,158
Lender Processing Services, Inc.	21,100	317,977
MasterCard, Inc. "A"	1,100	410,102
VeriFone Systems, Inc.*	13,265	471,173
Visa, Inc. "A"	1,000	101,530

		9,698,803
Office Electronics 0.1%
Canon, Inc.	7,200	318,592
Neopost SA	187	12,563
Xerox Corp.	49,000	390,040

		721,195
Semiconductors & Semiconductor Equipment 1.2%
Applied Materials, Inc.	16,100	172,431
ARM Holdings PLC	44,890	413,839
ASML Holding NV	11,843	496,330
Atmel Corp.*	11,101	89,918
Cree, Inc.*	900	19,836
EZchip Semiconductor Ltd.*	3,258	92,299
FSI International, Inc.*	30,529	111,736
Infineon Technologies AG	2,624	19,750
Intel Corp.	94,786	2,298,561
MEMC Electronic Materials, Inc.*	221,800	873,892
Micron Technology, Inc.*	109,900	691,271
NVIDIA Corp.*	41,800	579,348
Skyworks Solutions, Inc.*	28,534	462,821
STMicroelectronics NV	2,736	16,159
SunPower Corp.*	15,400	95,942
Tokyo Electron Ltd.	900	45,725

		6,479,858
Software 2.1%
Activision Blizzard, Inc.	10,900	134,288
ANSYS, Inc.*	14,900	853,472
Autodesk, Inc.*	7,700	233,541
Check Point Software Technologies Ltd.*	12,142	637,941
Citrix Systems, Inc.*	8,100	491,832
Dassault Systemes SA	19,646	1,573,048
Intuit, Inc.	8,400	441,756
MICROS Systems, Inc.*	1,082	50,399
Microsoft Corp.	131,265	3,407,639
Nintendo Co., Ltd.	100	13,786
Oracle Corp.	80,126	2,055,232
Rovi Corp.*	3,779	92,888
SAP AG	14,493	766,293
Solera Holdings, Inc.	6,391	284,655
Symantec Corp.*	15,700	245,705
The Sage Group PLC	15,411	70,325
TiVo, Inc.*	12,609	113,103

		11,465,903
Materials 3.0%
Chemicals 1.6%
Agrium, Inc.	200	13,424
Air Liquide SA	630	77,859
Air Products & Chemicals, Inc.	11,356	967,418
Akzo Nobel NV	1,580	76,022
Arkema	193	13,635
Asahi Kasei Corp.	3,000	18,066
BASF SE	673	46,936
CF Industries Holdings, Inc.	13,100	1,899,238
Ecolab, Inc.	12,767	738,060
Givaudan SA (Registered)*	23	21,830
Koninklijke DSM NV	660	30,582
Lanxess AG	3,440	177,978
Linde AG	127	18,893
LyondellBasell Industries NV "A"	18,500	601,065
Mitsubishi Chemical Holdings Corp.	3,000	16,504
Monsanto Co.	16,700	1,170,169
Potash Corp. of Saskatchewan, Inc. (c)	600	24,801
Potash Corp. of Saskatchewan, Inc. (c)	13,445	555,009
Praxair, Inc.	8,990	961,031
Shin-Etsu Chemical Co., Ltd.	700	34,426
Sika AG	7	13,152
Solvay SA	776	63,656
Sumitomo Chemical Co., Ltd.	5,000	18,229
Syngenta AG (Registered)*	389	114,489
The Mosaic Co.	12,776	644,294
Toray Industries, Inc.	3,000	21,454
Umicore	1,686	69,417
W.R. Grace & Co.*	6,300	289,296
Yara International ASA	2,475	99,141

		8,796,074
Construction Materials 0.1%
CRH PLC	24,582	485,485
Holcim Ltd. (Registered)*	615	32,856
Lafarge SA	528	18,448
Wolverine Tube, Inc.*	595	14,875

		551,664
Containers & Packaging 0.2%
Sonoco Products Co.	28,327	933,658
Metals & Mining 0.8%
Anglo American PLC	3,317	122,251
ArcelorMittal	1,725	31,474
Barrick Gold Corp.	800	36,240
BHP Billiton Ltd.	7,613	268,728
BHP Billiton PLC	2,614	76,005
Boliden AB	2,957	42,882
Freeport-McMoRan Copper & Gold, Inc.	32,356	1,190,377
Goldcorp, Inc. (c)	600	26,627
Goldcorp, Inc. (c)	15,102	668,263
Haynes International, Inc.	970	52,962
IAMGOLD Corp.	600	9,529
JFE Holdings, Inc.	1,100	19,996
Kinross Gold Corp.	1,000	11,416
Newcrest Mining Ltd.	14,546	440,639
Newmont Mining Corp.	11,412	684,834
Nippon Steel Corp.	9,000	22,414
Norsk Hydro ASA	9,460	43,801
Randgold Resources Ltd. (ADR)	2,105	214,921
Rio Tinto Ltd.	286	17,702
Rio Tinto PLC	843	40,797
SSAB AB "A"	972	8,508
Teck Resources Ltd. "B"	524	18,471
ThyssenKrupp AG	292	6,684
Walter Energy, Inc.	4,060	245,874
Xstrata PLC	1,298	19,546
Yamana Gold, Inc.	700	10,320

		4,331,261
Paper & Forest Products 0.3%
Domtar Corp.	10,100	807,596
Holmen AB "B"	500	14,350
Schweitzer-Mauduit International, Inc.	4,007	266,305
Stora Enso Oyj "R"	28,643	170,631
Svenska Cellulosa AB "B"	4,027	59,613
UPM-Kymmene Oyj	25,405	278,449

		1,596,944
Telecommunication Services 2.1%
Diversified Telecommunication Services 1.4%
AT&T, Inc.	62,497	1,889,909
BCE, Inc.	2,500	104,221
Bell Aliant, Inc.	800	22,451
Bezeq Israeli Telecommunication Corp., Ltd.	173,000	317,327
BT Group PLC	19,002	56,114
CenturyLink, Inc.	33,624	1,250,813
Deutsche Telekom AG (Registered)	22,144	254,058
France Telecom SA	10,991	172,006
Iliad SA	194	23,930
Inmarsat PLC	37,227	233,049
Koninklijke (Royal) KPN NV	22,490	268,507
Nippon Telegraph & Telephone Corp.	2,600	132,045
Singapore Telecommunications Ltd.	77,000	183,524
Swisscom AG (Registered)	1,518	573,921
Tele2 AB "B"	1,647	32,012
Telecom Italia SpA	159,084	169,863
Telecom Italia SpA (RSP)	94,175	84,036
Telefonica SA	13,204	227,872
Telenor ASA	12,178	199,243
TeliaSonera AB	152,184	1,031,011
Telstra Corp., Ltd.	37,772	128,569
Telus Corp.	600	33,948
Telus Corp. (Non-Voting Shares)	1,600	85,815
Verizon Communications, Inc.	4,300	172,516
Vivendi	5,898	128,760

		7,775,520
Wireless Telecommunication Services 0.7%
KDDI Corp.	19	122,311
Millicom International Cellular SA (SDR)	495	49,566
NTT DoCoMo, Inc.	83	152,495
Rogers Communications, Inc. "B"	4,500	173,374
Softbank Corp.	13,300	391,305
Sprint Nextel Corp.*	304,600	712,764
Telephone & Data Systems, Inc.	29,400	761,166
Vodafone Group PLC	128,163	355,827
Vodafone Group PLC (ADR)	36,346	1,018,778

		3,737,586
Utilities 2.8%
Electric Utilities 1.7%
Acciona SA	114	9,831
American Electric Power Co., Inc.	22,865	944,553
Cheung Kong Infrastructure Holdings Ltd.	4,000	23,257
Chubu Electric Power Co., Inc.	5,300	98,959
Chugoku Electric Power Co., Inc.	1,900	33,311
CLP Holdings Ltd.	10,500	89,343
Duke Energy Corp. (b)	93,678	2,060,916
E.ON AG	4,146	89,123
EDP - Energias de Portugal SA	71,791	222,127
Electricite de France	1,641	39,774
Enel SpA	40,655	164,750
Entergy Corp.	13,693	1,000,274
Exelon Corp.	26,548	1,151,387
FirstEnergy Corp.	31,764	1,407,145
Fortis, Inc.	4,800	157,228
Fortum Oyj	12,407	263,970
Hokkaido Electric Power Co., Inc.	1,000	14,243
Hokuriku Electric Power Co.	1,200	22,412
Iberdrola SA	22,917	142,911
Kansai Electric Power Co., Inc.	6,000	92,064
Kyushu Electric Power Co., Inc.	11,300	161,820
Power Assets Holdings Ltd.	7,500	55,467
Red Electrica Corporacion SA	6,245	266,465
Scottish & Southern Energy PLC	3,307	66,250
Shikoku Electric Power Co., Inc.	1,200	34,374
Southern Co.	13,337	617,370
SP Ausnet	26,529	25,483
Terna - Rete Elettrica Nationale SpA	7,666	25,763
Tohoku Electric Power Co., Inc.	2,800	26,906
Tokyo Electric Power Co., Inc.*	11,200	26,608

		9,334,084
Gas Utilities 0.2%
Enagas SA	657	12,112
Gas Natural SDG SA	1,760	30,120
Hong Kong & China Gas Co., Ltd.	20,449	47,426
Osaka Gas Co., Ltd.	12,000	47,344
Snam Rete Gas SpA	243,386	1,069,772
Toho Gas Co., Ltd.	3,000	19,098
Tokyo Gas Co., Ltd.	16,000	73,525

		1,299,397
Independent Power Producers & Energy Traders 0.2%
AES Corp.*	7,700	91,168
EDP Renovaveis SA*	7,338	44,799
Electric Power Development Co., Ltd.	800	21,263
Enel Green Power SpA	6,834	14,228
GenOn Energy, Inc.*	10,100	26,361
International Power PLC	5,409	28,298
NRG Energy, Inc.*	24,700	447,564
TransAlta Corp.	5,900	121,735

		795,416
Multi-Utilities 0.6%
AGL Energy Ltd.	7,936	116,201
Ameren Corp.	28,700	950,831
Canadian Utilities Ltd. "A"	2,400	144,978
CenterPoint Energy, Inc.	22,000	441,980
Centrica PLC	48,449	217,444
Consolidated Edison, Inc.	4,000	248,120
GDF Suez	7,073	192,366
National Grid PLC	11,867	115,135
PG&E Corp.	14,902	614,261
Public Service Enterprise Group, Inc.	10,700	353,207
RWE AG	738	25,854
Suez Environnement Co.	2,354	27,029
Veolia Environnement	2,070	22,796

		3,470,202
Water Utilities 0.1%
American Water Works Co., Inc.	16,567	527,825
Severn Trent PLC	827	19,173
United Utilities Group PLC	2,431	22,866

		569,864

Total Common Stocks (Cost $294,227,374)		300,027,301
Preferred Stocks 0.1%
Consumer Discretionary 0.1%
Bayerische Motoren Werke (BMW) AG	250	11,826
Orchard Supply Hardware Stores Corp. "A"*	72	300
Porsche Automobil Holding SE	4,864	260,297
Volkswagen AG	562	84,041

		356,464
Consumer Staples 0.0%
Henkel AG & Co. KGaA	1,920	110,801

Total Preferred Stocks (Cost $518,392)		467,265
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	80	14
Information Technology 0.0%
Kingboard Chemical Holdings Ltd., Expiration Date 10/31/2012*	5,800	216

Total Warrants (Cost $0)		230

		Principal Amount ($)(a)	Value ($)
Corporate Bonds 9.2%
Consumer Discretionary 1.0%
AMC Entertainment, Inc., 8.0%, 3/1/2014		70,000	69,125
American Achievement Corp., 144A, 10.875%, 4/15/2016		25,000	19,250
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		45,000	45,112
8.375%, 11/15/2020		35,000	35,875
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		40,000	39,700
9.625%, 3/15/2018		25,000	25,875
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		45,000	46,800
Cablevision Systems Corp.:
7.75%, 4/15/2018		135,000	143,100
8.0%, 4/15/2020		10,000	10,725
Caesar's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018		65,000	44,525
11.25%, 6/1/2017		30,000	31,838
12.75%, 4/15/2018		25,000	19,875
CBS Corp., 8.875%, 5/15/2019		145,000	186,237
CCO Holdings LLC:
7.0%, 1/15/2019		10,000	10,425
7.875%, 4/30/2018		20,000	21,325
8.125%, 4/30/2020		15,000	16,425
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		130,000	137,800
Clear Channel Communications, Inc., 9.0%, 3/1/2021		10,000	8,425
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		10,000	10,750
Series B, 9.25%, 12/15/2017		10,000	10,800
Comcast Corp., 6.5%, 1/15/2015		100,000	113,364
Cumulus Media, Inc., 144A, 7.75%, 5/1/2019		10,000	8,875
DineEquity, Inc., 9.5%, 10/30/2018		50,000	53,687
DIRECTV Holdings LLC, 5.875%, 10/1/2019		250,000	281,405
Discovery Communications LLC, 5.05%, 6/1/2020		200,000	219,306
DISH DBS Corp.:
6.625%, 10/1/2014		65,000	69,387
6.75%, 6/1/2021		10,000	10,775
7.125%, 2/1/2016		50,000	53,875
EH Holding Corp., 144A, 7.625%, 6/15/2021		25,000	26,250
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		40,000	25
Ford Motor Co., 7.45%, 7/16/2031		35,000	42,000
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		40,000	40,400
Hertz Corp.:
6.75%, 4/15/2019		300,000	300,750
7.5%, 10/15/2018		210,000	219,450
Home Depot, Inc., 5.875%, 12/16/2036		200,000	250,976
Interpublic Group of Companies, Inc., 10.0%, 7/15/2017		225,000	257,062
Lear Corp.:
7.875%, 3/15/2018		20,000	21,650
8.125%, 3/15/2020		20,000	22,000
Limited Brands, Inc., 7.0%, 5/1/2020		10,000	10,825
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		50,000	50,250
Mattel Inc., 5.45%, 11/1/2041		59,000	59,742
McDonald's Corp., Series I, 5.35%, 3/1/2018		60,000	71,694
Mediacom Broadband LLC, 8.5%, 10/15/2015		50,000	51,500
MGM Resorts International:
7.5%, 6/1/2016		20,000	19,150
7.625%, 1/15/2017		45,000	42,863
9.0%, 3/15/2020		85,000	94,137
10.0%, 11/1/2016		15,000	15,750
Michaels Stores, Inc., 13.0%, 11/1/2016		15,000	16,011
NBCUniversal Media LLC, 4.375%, 4/1/2021		200,000	211,069
News America, Inc.:
6.65%, 11/15/2037		40,000	45,317
7.85%, 3/1/2039		315,000	383,589
Omnicom Group, Inc., 4.45%, 8/15/2020		120,000	123,694
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		35,000	34,738
Penske Automotive Group, Inc., 7.75%, 12/15/2016		90,000	92,250
PETCO Animal Supplies, Inc, 144A, 9.25%, 12/1/2018		25,000	26,813
PVH Corp., 7.375%, 5/15/2020		15,000	16,275
Regal Entertainment Group, 9.125%, 8/15/2018		15,000	16,088
Sabre Holdings Corp., 8.35%, 3/15/2016		25,000	19,125
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		15,000	15,600
144A, 7.804%, 10/1/2020		40,000	38,992
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		30,000	32,850
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		50,000	52,625
Standard Pacific Corp.:
8.375%, 5/15/2018		45,000	42,750
10.75%, 9/15/2016		40,000	42,000
Staples, Inc., 9.75%, 1/15/2014		80,000	91,478
Time Warner Cable, Inc., 5.875%, 11/15/2040		200,000	216,452
Travelport LLC, 5.152% **, 9/1/2014		35,000	17,150
UCI International, Inc., 8.625%, 2/15/2019		10,000	9,700
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		10,000	9,650
144A, 7.875%, 11/1/2020		10,000	10,150
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	50,000	60,992
144A, 9.75%, 4/15/2018	EUR	50,000	65,845
Valassis Communications, Inc., 6.625%, 2/1/2021		15,000	13,950
Viacom, Inc., 6.75%, 10/5/2037		170,000	210,968
Videotron Ltd., 9.125%, 4/15/2018		15,000	16,519
Visteon Corp., 144A, 6.75%, 4/15/2019		40,000	39,900
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		30,000	30,900

			5,344,575
Consumer Staples 0.5%
Alliance One International, Inc., 10.0%, 7/15/2016		10,000	9,000
Altria Group, Inc., 4.75%, 5/5/2021		200,000	220,208
American Rock Salt Co., LLC, 144A, 8.25%, 5/1/2018		30,000	28,800
B&G Foods, Inc., 7.625%, 1/15/2018		25,000	26,563
Central Garden & Pet Co., 8.25%, 3/1/2018		20,000	19,600
Colgate-Palmolive Co., 0.6%, 11/15/2014		130,000	129,956
Constellation Brands, Inc., 7.25%, 5/15/2017		100,000	110,000
CVS Caremark Corp., 5.75%, 6/1/2017		40,000	46,674
Darling International, Inc., 8.5%, 12/15/2018		40,000	44,400
Del Monte Corp., 7.625%, 2/15/2019		30,000	28,800
Delhaize Group, 5.7%, 10/1/2040		361,000	370,592
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		20,000	20,850
Dr. Pepper Snapple Group, Inc., 2.6%, 1/15/2019		200,000	198,856
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		45,000	39,825
H.J. Heinz Co., 3.125%, 9/12/2021		150,000	151,021
Kraft Foods, Inc., 5.375%, 2/10/2020		200,000	230,770
Kroger Co., 7.5%, 1/15/2014		40,000	44,703
Procter & Gamble Co., 4.95%, 8/15/2014		80,000	88,764
Reynolds American, Inc., 7.25%, 6/15/2037		60,000	69,598
Safeway, Inc., 6.25%, 3/15/2014		60,000	66,083
Smithfield Foods, Inc.:
7.75%, 7/1/2017		60,000	65,700
10.0%, 7/15/2014		45,000	52,313
Stater Bros Holdings, Inc., 7.375%, 11/15/2018		15,000	15,825
SUPERVALU, Inc., 8.0%, 5/1/2016		115,000	118,737
The JM Smucker Co., 3.5%, 10/15/2021		30,000	30,691
TreeHouse Foods, Inc., 7.75%, 3/1/2018		15,000	16,238
U.S. Foodservice, 144A, 8.5%, 6/30/2019		20,000	19,350
Wal-Mart Stores, Inc.:
2.875%, 4/1/2015		100,000	105,991
5.625%, 4/15/2041		55,000	71,082

			2,440,990
Energy 0.8%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014		11,000	10,945
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		30,000	29,100
Anadarko Petroleum Corp., 6.375%, 9/15/2017		225,000	260,805
Berry Petroleum Co., 6.75%, 11/1/2020		45,000	45,450
Boardwalk Pipelines LP, 5.75%, 9/15/2019		235,000	259,819
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		25,000	26,156
Bristow Group, Inc., 7.5%, 9/15/2017		35,000	36,400
Canadian Natural Resources Ltd.:
5.7%, 5/15/2017		60,000	70,942
5.9%, 2/1/2018		160,000	188,575
Chaparral Energy, Inc., 8.25%, 9/1/2021		35,000	35,437
CONSOL Energy, Inc.:
144A, 6.375%, 3/1/2021		10,000	10,100
8.0%, 4/1/2017		55,000	60,225
8.25%, 4/1/2020		35,000	38,675
Continental Resources, Inc.:
7.375%, 10/1/2020		15,000	16,350
8.25%, 10/1/2019		10,000	11,000
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019		80,000	77,800
Crosstex Energy LP, 8.875%, 2/15/2018		30,000	32,775
Dresser-Rand Group, Inc., 144A, 6.5%, 5/1/2021		35,000	35,787
Eagle Rock Energy Partners LP, 144A, 8.375%, 6/1/2019		50,000	50,000
El Paso Corp., 7.25%, 6/1/2018		30,000	32,847
Energy Transfer Partners LP, 6.125%, 2/15/2017		230,000	252,524
Enterprise Products Operating LLC, Series G, 5.6%, 10/15/2014		60,000	65,740
Frontier Oil Corp., 6.875%, 11/15/2018		25,000	25,625
Genesis Energy LP, 7.875%, 12/15/2018		20,000	20,000
Global Geophysical Services, Inc., 10.5%, 5/1/2017		65,000	61,100
Halliburton Co., 7.45%, 9/15/2039		100,000	144,489
HollyFrontier Corp., 9.875%, 6/15/2017		35,000	38,675
Holly Energy Partners LP, 8.25%, 3/15/2018		30,000	31,500
Inergy LP, 6.875%, 8/1/2021		26,000	26,130
Kinder Morgan Energy Partners LP:
6.0%, 2/1/2017		180,000	203,720
7.3%, 8/15/2033		60,000	70,066
Linn Energy LLC, 144A, 6.5%, 5/15/2019		25,000	24,812
Marathon Petroleum Corp., 5.125%, 3/1/2021		210,000	219,381
MEG Energy Corp., 144A, 6.5%, 3/15/2021		20,000	20,450
Nabors Industries, Inc., 144A, 4.625%, 9/15/2021		200,000	203,141
Newfield Exploration Co., 7.125%, 5/15/2018		60,000	64,050
Noble Energy, Inc., 6.0%, 3/1/2041		150,000	173,544
Oasis Petroleum, Inc., 7.25%, 2/1/2019		10,000	10,350
Occidental Petroleum Corp., Series 1, 4.1%, 2/1/2021		130,000	145,638
Offshore Group Investments Ltd., 11.5%, 8/1/2015		10,000	10,813
Petro-Canada, 4.0%, 7/15/2013		80,000	82,865
Plains Exploration & Production Co., 7.625%, 6/1/2018		30,000	31,800
Regency Energy Partners LP, 6.875%, 12/1/2018		15,000	15,938
Rowan Companies, Inc., 7.875%, 8/1/2019		215,000	252,044
SandRidge Energy, Inc., 7.5%, 3/15/2021		25,000	24,812
SESI LLC, 6.375%, 5/1/2019		20,000	20,350
Stone Energy Corp.:
6.75%, 12/15/2014		50,000	49,250
8.625%, 2/1/2017		10,000	10,200
Suncor Energy, Inc., 6.1%, 6/1/2018		200,000	236,753
Transocean, Inc., 6.8%, 3/15/2038		200,000	201,588
Valero Energy Corp., 9.375%, 3/15/2019		40,000	51,294
Venoco, Inc., 8.875%, 2/15/2019		50,000	45,000
Williams Companies, Inc., 7.75%, 6/15/2031		95,000	118,174
Williams Partners LP:
5.25%, 3/15/2020		60,000	66,418
7.25%, 2/1/2017		215,000	255,063
Xinergy Corp., 144A, 9.25%, 5/15/2019		30,000	25,350

			4,627,835
Financials 3.3%
AgriBank FCB, 9.125%, 7/15/2019		250,000	325,523
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		45,000	38,700
Ally Financial, Inc.:
6.25%, 12/1/2017		45,000	43,407
7.0%, 2/1/2012		95,000	95,238
8.0%, 3/15/2020		50,000	51,250
8.3%, 2/12/2015		20,000	21,100
American Express Co., 7.0%, 3/19/2018		80,000	96,673
American International Group, Inc.:
3.65%, 1/15/2014		200,000	194,238
4.25%, 9/15/2014		145,000	140,814
5.05%, 10/1/2015		120,000	116,187
Series MP, 5.45%, 5/18/2017		145,000	138,568
Series G, 5.6%, 10/18/2016		125,000	120,480
Antero Resources Finance Corp., 9.375%, 12/1/2017		20,000	21,600
Ashton Woods U.S.A. LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		52,000	39,520
Bank of America Corp., 5.875%, 1/5/2021		400,000	380,731
Bank of America NA, 6.0%, 10/15/2036		100,000	83,173
Bank of New York Mellon Corp., Series G, 4.5%, 4/1/2013		60,000	62,583
BB&T Corp., 5.25%, 11/1/2019		200,000	218,286
Bear Stearns Companies LLC, 7.25%, 2/1/2018		60,000	70,341
BG Energy Capital PLC, 144A, 4.0%, 10/15/2021		200,000	206,154
BHP Billiton Finance U.S.A. Ltd., 5.25%, 12/15/2015		60,000	68,945
Blackstone Holdings Finance Co., LLC, 144A, 6.625%, 8/15/2019		415,000	439,120
Boston Properties LP, (REIT):
3.7%, 11/15/2018		205,000	209,322
4.125%, 5/15/2021		45,000	45,283
BP Capital Markets PLC:
2.248%, 11/1/2016		210,000	211,339
3.2%, 3/11/2016		200,000	209,604
4.5%, 10/1/2020		120,000	132,165
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		45,000	48,600
Capital One Financial Corp., 5.5%, 6/1/2015		60,000	65,144
Case New Holland, Inc., 7.75%, 9/1/2013		25,000	26,563
Caterpillar Financial Services Corp., 7.15%, 2/15/2019		60,000	76,847
CIT Group, Inc.:
144A, 7.0%, 5/4/2015		225,000	225,281
144A, 7.0%, 5/2/2017		110,000	109,863
Citigroup, Inc.:
5.125%, 5/5/2014		100,000	102,341
6.0%, 10/31/2033		60,000	51,403
Council of Europe Development Bank, 2.75%, 2/10/2015		80,000	83,113
Credit Suisse (U.S.A.), Inc., 4.875%, 1/15/2015		80,000	83,586
Danske Bank AS, 144A, 3.875%, 4/14/2016		155,000	143,885
Deutsche Telekom International Finance BV, 6.75%, 8/20/2018		100,000	119,247
Diageo Capital PLC, 5.75%, 10/23/2017		60,000	70,406
Discover Financial Services, 10.25%, 7/15/2019		432,000	526,590
Duke Realty LP, (REIT), 7.375%, 2/15/2015		40,000	43,928
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		35,000	37,450
E*TRADE Financial Corp.:
6.75%, 6/1/2016		55,000	53,350
12.5%, 11/30/2017		21,000	23,730
EDP Finance BV, 144A, 4.9%, 10/1/2019		195,000	148,746
Erac U.S.A. Finance Co., 144A, 4.5%, 8/16/2021		215,000	220,513
Felcor Lodging LP, (REIT), 6.75%, 6/1/2019		35,000	33,600
Fifth Third Bancorp., 3.625%, 1/25/2016		200,000	202,918
Ford Motor Credit Co., LLC, 3.875%, 1/15/2015		235,000	234,123
FUEL Trust:
144A, 3.984%, 6/15/2016		200,000	199,973
144A, 4.207%, 4/15/2016		575,000	579,881
General Electric Capital Corp.:
4.375%, 9/16/2020		305,000	311,675
4.8%, 5/1/2013		180,000	188,439
Series A, 5.625%, 5/1/2018		180,000	201,600
GlaxoSmithKline Capital, Inc, 5.65%, 5/15/2018		60,000	72,216
Harley-Davidson Funding Corp., 144A, 6.8%, 6/15/2018		270,000	315,539
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036		120,000	111,302
HCP, Inc., (REIT), 3.75%, 2/1/2016		340,000	345,938
Hexion U.S. Finance Corp., 8.875%, 2/1/2018		380,000	356,250
HSBC Finance Corp., 6.676%, 1/15/2021		335,000	346,523
Inter-American Development Bank:
1.75%, 8/24/2018		200,000	201,730
3.875%, 9/17/2019		60,000	68,866
3.875%, 10/28/2041		90,000	95,724
International Lease Finance Corp.:
5.75%, 5/15/2016		10,000	9,275
6.25%, 5/15/2019		25,000	23,095
144A, 6.5%, 9/1/2014		465,000	475,462
8.625%, 9/15/2015		20,000	20,500
8.75%, 3/15/2017		85,000	87,550
John Deere Capital Corp., Series D, 4.5%, 4/3/2013		60,000	62,864
JPMorgan Chase & Co.:
3.15%, 7/5/2016		150,000	150,702
3.45%, 3/1/2016		230,000	233,669
4.35%, 8/15/2021		200,000	201,981
5.4%, 1/6/2042		65,000	67,833
6.0%, 1/15/2018		60,000	66,941
Korea Development Bank, 3.875%, 5/4/2017		200,000	197,497
Korea Finance Corp., 4.625%, 11/16/2021		200,000	198,458
Level 3 Financing, Inc., 144A, 8.125%, 7/1/2019		25,000	24,625
Merrill Lynch & Co., Inc.:
6.22%, 9/15/2026		100,000	82,487
6.875%, 11/15/2018		60,000	57,844
Morgan Stanley:
5.45%, 1/9/2017		60,000	57,766
5.5%, 7/28/2021		135,000	124,826
6.0%, 5/13/2014		60,000	60,583
MPT Operating Partnership LP, (REIT), 6.875%, 5/1/2021		25,000	24,781
National Money Mart Co., 10.375%, 12/15/2016		65,000	69,388
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/2014		60,000	64,735
Nationwide Mutual Insurance Co., 144A, 9.375%, 8/15/2039		261,000	315,406
Navios Maritime Acquisition Corp., 8.625%, 11/1/2017		15,000	10,875
NextEra Energy Capital Holdings, Inc., 4.5%, 6/1/2021		200,000	213,051
NII Capital Corp., 7.625%, 4/1/2021		30,000	29,775
Nordic Investment Bank, 5.0%, 2/1/2017		80,000	94,176
Nuveen Investments, Inc.:
10.5%, 11/15/2015		65,000	64,513
144A, 10.5%, 11/15/2015		45,000	44,213
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015		60,000	61,575
PNC Funding Corp., 6.7%, 6/10/2019		60,000	73,203
Prudential Financial, Inc.:
4.5%, 11/16/2021		150,000	151,506
Series B, 5.1%, 9/20/2014		60,000	64,533
5.625%, 5/12/2041		80,000	78,650
Reynolds Group Issuer, Inc., 144A, 7.125%, 4/15/2019		100,000	101,750
Rio Tinto Finance (U.S.A.) Ltd.:
6.5%, 7/15/2018		255,000	307,353
9.0%, 5/1/2019		40,000	54,591
Shell International Finance BV:
3.1%, 6/28/2015		235,000	251,953
4.375%, 3/25/2020		60,000	70,048
Simon Property Group LP, (REIT), 6.1%, 5/1/2016		225,000	255,744
Susser Holdings LLC, 8.5%, 5/15/2016		15,000	16,181
Telecom Italia Capital SA:
5.25%, 11/15/2013		80,000	76,847
5.25%, 10/1/2015		240,000	220,159
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/2021		200,000	203,427
Teva Pharmaceutical Finance IV LLC, 1.7%, 11/10/2014		340,000	342,629
The Goldman Sachs Group, Inc.:
3.625%, 2/7/2016		265,000	256,049
5.25%, 7/27/2021		110,000	107,309
5.95%, 1/18/2018		150,000	153,633
6.25%, 2/1/2041		35,000	34,336
6.75%, 10/1/2037		150,000	139,577
UBS AG:
3.875%, 1/15/2015		250,000	249,312
5.875%, 12/20/2017		200,000	208,210
Vale Overseas Ltd., 6.875%, 11/21/2036		60,000	68,313
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		245,000	275,012
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		195,000	207,188
WEA Finance LLC, 144A, 6.75%, 9/2/2019		508,000	566,596
Wells Fargo & Co., 5.625%, 12/11/2017		100,000	113,953
Xstrata Canada Financial Corp., 144A, 3.6%, 1/15/2017		330,000	332,720

			18,084,455
Health Care 0.3%
Abbott Laboratories, 5.875%, 5/15/2016		60,000	70,387
Aetna, Inc., 6.5%, 9/15/2018		40,000	48,807
Agilent Technologies, Inc., 6.5%, 11/1/2017		235,000	272,141
Amgen, Inc.:
1.875%, 11/15/2014		105,000	106,359
4.5%, 3/15/2020		200,000	210,448
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		20,000	19,600
Boston Scientific Corp., 6.0%, 1/15/2020		230,000	256,758
Cigna Corp., 5.375%, 2/15/2042		270,000	268,448
Community Health Systems, Inc., 8.875%, 7/15/2015		24,000	24,780
HCA Holdings, Inc., 7.75%, 5/15/2021		50,000	50,875
HCA, Inc., 8.5%, 4/15/2019		105,000	114,975
Humana, Inc., 6.3%, 8/1/2018		60,000	67,087
Merck & Co., Inc., 4.0%, 6/30/2015		60,000	66,074
STHI Holding Corp., 144A, 8.0%, 3/15/2018		30,000	30,825
Vanguard Health Holding Co. II, LLC, 8.0%, 2/1/2018		10,000	9,925
WellPoint, Inc., 5.25%, 1/15/2016		60,000	67,174
Wyeth, 5.95%, 4/1/2037		60,000	76,858

			1,761,521
Industrials 0.5%
Actuant Corp., 6.875%, 6/15/2017		25,000	25,750
ARAMARK Corp., 8.5%, 2/1/2015		15,000	15,375
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		10,000	10,300
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		50,000	38,625
B-Corp Merger Sub, Inc., 144A, 8.25%, 6/1/2019		30,000	28,200
BE Aerospace, Inc., 8.5%, 7/1/2018		445,000	487,275
Belden, Inc., 7.0%, 3/15/2017		30,000	29,962
Boart Longyear Management Pty, 144A, 7.0%, 4/1/2021		15,000	15,225
Bombardier, Inc., 144A, 7.75%, 3/15/2020		25,000	27,250
Briggs & Stratton Corp., 6.875%, 12/15/2020		15,000	15,375
Burlington Northern Santa Fe LLC, 5.75%, 3/15/2018		60,000	70,104
Canadian Pacific Railway Ltd., 4.5%, 1/15/2022		240,000	243,402
Casella Waste Systems, Inc., 7.75%, 2/15/2019		55,000	53,762
Cenveo Corp.:
8.875%, 2/1/2018		50,000	43,625
144A, 10.5%, 8/15/2016		35,000	29,488
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		100,000	90,000
CSX Corp., 4.75%, 5/30/2042		175,000	180,573
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		8,000	8,240
Deluxe Corp., 144A, 7.0%, 3/15/2019		15,000	14,588
EDP Finance BV, 144A, 6.0%, 2/2/2018		165,000	138,795
Florida East Coast Railway Corp., 8.125%, 2/1/2017		20,000	19,750
Garda World Security Corp., 144A, 9.75%, 3/15/2017		30,000	30,300
H&E Equipment Services, Inc., 8.375%, 7/15/2016		55,000	56,237
Huntington Ingalls Industries, Inc.:
144A, 6.875%, 3/15/2018		15,000	14,700
144A, 7.125%, 3/15/2021		10,000	9,800
Interline Brands, Inc., 7.0%, 11/15/2018		25,000	25,875
Kansas City Southern de Mexico SA de CV, 8.0%, 2/1/2018		60,000	65,700
Kansas City Southern Railway Co., 8.0%, 6/1/2015		65,000	68,981
Lockheed Martin Corp., 4.25%, 11/15/2019		120,000	127,639
Meritor, Inc., 10.625%, 3/15/2018		30,000	28,200
Navios Maritime Holdings, Inc., 8.125%, 2/15/2019		65,000	48,425
Navios South American Logistics, Inc., 144A, 9.25%, 4/15/2019		25,000	20,000
Nortek Inc., 144A, 8.5%, 4/15/2021		65,000	54,925
Northrop Grumman Corp., 5.05%, 11/15/2040		100,000	109,451
Oshkosh Corp.:
8.25%, 3/1/2017		10,000	10,400
8.5%, 3/1/2020		10,000	10,300
Ply Gem Industries, Inc., 13.125%, 7/15/2014		40,000	35,400
President & Fellows of Harvard College, 144A, 6.5%, 1/15/2039		200,000	286,392
RBS Global, Inc. & Rexnord Corp., 8.5%, 5/1/2018		60,000	63,600
Sitel LLC, 11.5%, 4/1/2018		50,000	36,875
Spirit Aerosystems, Inc.:
6.75%, 12/15/2020		15,000	15,675
7.5%, 10/1/2017		20,000	21,700
TransDigm, Inc., 7.75%, 12/15/2018		30,000	32,250
Tutor Perini Corp., 7.625%, 11/1/2018		25,000	23,625
United Parcel Service, Inc., 4.875%, 11/15/2040		100,000	115,575

			2,897,689
Information Technology 0.5%
Affiliated Computer Services, Inc., 5.2%, 6/1/2015		400,000	429,399
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		15,000	13,050
Amkor Technology, Inc.:
6.625%, 6/1/2021		10,000	9,625
7.375%, 5/1/2018		20,000	20,450
Amphenol Corp., 4.75%, 11/15/2014		305,000	326,798
Aspect Software, Inc., 10.625%, 5/15/2017		30,000	31,125
Avaya, Inc., 144A, 7.0%, 4/1/2019		70,000	67,900
CDW LLC:
8.5%, 4/1/2019		50,000	50,375
11.0%, 10/12/2015		4,000	4,200
CommScope, Inc., 144A, 8.25%, 1/15/2019		40,000	40,000
eAccess Ltd., 144A, 8.25%, 4/1/2018		30,000	28,500
Equinix, Inc., 8.125%, 3/1/2018		75,000	81,750
First Data Corp.:
144A, 7.375%, 6/15/2019		15,000	14,100
144A, 8.25%, 1/15/2021		30,000	26,850
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		95,000	101,531
Hewlett-Packard Co.:
3.75%, 12/1/2020		130,000	128,319
4.65%, 12/9/2021		225,000	237,393
5.5%, 3/1/2018		60,000	66,688
Jabil Circuit, Inc., 7.75%, 7/15/2016		10,000	11,150
Juniper Networks, Inc., 5.95%, 3/15/2041		95,000	103,902
L-3 Communications Corp., 3.95%, 11/15/2016		210,000	211,958
MasTec, Inc., 7.625%, 2/1/2017		50,000	52,000
Oracle Corp., 5.375%, 7/15/2040		100,000	121,828
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		20,000	19,500
Seagate HDD Cayman, 144A, 7.0%, 11/1/2021		25,000	25,625
Seagate Technology International, 144A, 10.0%, 5/1/2014		290,000	328,063
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		25,000	24,688
SunGard Data Systems, Inc., 10.25%, 8/15/2015		125,000	129,531

			2,706,298
Materials 0.7%
Airgas, Inc., 7.125%, 10/1/2018		415,000	444,270
Aleris International, Inc., 7.625%, 2/15/2018		20,000	19,500
Appleton Papers, Inc., 11.25%, 12/15/2015		20,000	18,000
Ball Corp.:
7.125%, 9/1/2016		10,000	10,875
7.375%, 9/1/2019		10,000	10,950
Berry Plastics Corp.:
9.5%, 5/15/2018		30,000	30,150
9.75%, 1/15/2021		40,000	39,900
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	70,000	77,008
Boise Paper Holdings LLC, 8.0%, 4/1/2020		15,000	15,862
BWAY Parent Co., Inc., 10.125%, 11/1/2015 (PIK)		22,265	21,597
CF Industries, Inc., 7.125%, 5/1/2020		130,000	153,725
Clearwater Paper Corp., 7.125%, 11/1/2018		30,000	31,200
Clondalkin Acquisition BV, 144A, 2.546% **, 12/15/2013		75,000	69,750
Crown Americas LLC:
6.25%, 2/1/2021		10,000	10,450
7.625%, 5/15/2017		10,000	10,913
Domtar Corp., 10.75%, 6/1/2017		175,000	220,500
Dow Chemical Co.:
5.25%, 11/15/2041		75,000	78,891
5.7%, 5/15/2018		40,000	44,562
E.I. du Pont de Nemours & Co., 5.25%, 12/15/2016		60,000	70,102
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		120,000	116,400
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		20,000	20,000
FMG Resources (August 2006) Pty Ltd., 144A, 7.0%, 11/1/2015		10,000	10,100
Georgia-Pacific LLC:
144A, 5.4%, 11/1/2020		85,000	94,150
8.0%, 1/15/2024		230,000	294,884
Graphic Packaging International, Inc., 9.5%, 6/15/2017		65,000	71,175
Huntsman International LLC, 8.625%, 3/15/2021		80,000	84,800
International Paper Co., 7.95%, 6/15/2018		365,000	444,289
JMC Steel Group, 144A, 8.25%, 3/15/2018		30,000	29,250
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016		30,000	30,000
Lyondell Chemical Co., 8.0%, 11/1/2017		34,000	37,145
Momentive Performance Materials, Inc., 9.0%, 1/15/2021		30,000	22,800
Nalco Co., 144A, 6.625%, 1/15/2019		13,000	15,048
NewMarket Corp., 7.125%, 12/15/2016		80,000	81,800
Novelis, Inc.:
8.375%, 12/15/2017		65,000	69,062
8.75%, 12/15/2020		35,000	37,537
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		85,000	93,075
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		40,000	40,000
Phibro Animal Health Corp., 144A, 9.25%, 7/1/2018		10,000	8,675
Polymer Group, Inc., 144A, 7.75%, 2/1/2019		25,000	25,875
PPG Industries, Inc., 1.9%, 1/15/2016		100,000	99,853
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		25,000	25,062
Rohm & Haas Co., 6.0%, 9/15/2017		320,000	363,845
Silgan Holdings, Inc., 7.25%, 8/15/2016		30,000	32,025
Solo Cup Co., 10.5%, 11/1/2013		70,000	71,050
United States Steel Corp., 7.375%, 4/1/2020		40,000	39,000
Verso Paper Holdings LLC, 8.75%, 2/1/2019		10,000	6,100
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		80,000	81,000
Wolverine Tube, Inc., 6.0%, 6/28/2014		13,412	12,110

			3,734,315
Telecommunication Services 1.0%
AT&T, Inc.:
4.95%, 1/15/2013		60,000	62,533
5.5%, 2/1/2018		60,000	69,452
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		25,000	25,125
8.375%, 10/15/2020		85,000	84,787
8.75%, 3/15/2018		95,000	88,231
CPI International, Inc., 8.0%, 2/15/2018		25,000	20,813
Cricket Communications, Inc.:
7.75%, 10/15/2020		450,000	393,750
10.0%, 7/15/2015		70,000	70,000
Crown Castle Towers LLC, 144A, 6.113%, 1/15/2020		460,000	507,536
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		100,000	100,500
Digicel Ltd., 144A, 8.25%, 9/1/2017		400,000	402,000
ERC Ireland Preferred Equity Ltd., 144A, 8.462% **, 2/15/2017 (PIK)	EUR	70,220	227
Frontier Communications Corp.:
7.875%, 4/15/2015		10,000	10,138
8.25%, 4/15/2017		370,000	378,325
8.5%, 4/15/2020		45,000	46,069
8.75%, 4/15/2022		10,000	9,900
Intelsat Jackson Holdings SA:
144A, 7.5%, 4/1/2021		75,000	75,844
8.5%, 11/1/2019		55,000	58,300
11.25%, 6/15/2016		30,000	31,519
Intelsat Luxembourg SA:
11.25%, 2/4/2017		135,000	130,612
11.5%, 2/4/2017 (PIK)		144,375	139,322
144A, 11.5%, 2/4/2017 (PIK)		40,000	38,600
iPCS, Inc., 2.554% **, 5/1/2013		15,000	13,913
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		60,000	55,950
7.875%, 9/1/2018		35,000	35,481
Qwest Communications International, Inc.:
7.125%, 4/1/2018		30,000	31,200
8.0%, 10/1/2015		370,000	394,196
Qwest Corp.:
7.25%, 9/15/2025		235,000	257,226
7.5%, 6/15/2023		290,000	290,087
SBA Tower Trust, 144A, 5.101%, 4/15/2017		370,000	385,262
Sprint Nextel Corp., 8.375%, 8/15/2017		235,000	210,619
Syniverse Holdings, Inc., 9.125%, 1/15/2019		10,000	10,550
Telesat Canada, 11.0%, 11/1/2015		110,000	118,112
Telstra Corp., Ltd., 144A, 4.8%, 10/12/2021		340,000	360,588
Verizon Global Funding Corp., 7.75%, 12/1/2030		40,000	55,709
Vodafone Group PLC, 6.15%, 2/27/2037		60,000	74,664
West Corp.:
7.875%, 1/15/2019		25,000	24,813
8.625%, 10/1/2018		10,000	10,100
Windstream Corp.:
7.0%, 3/15/2019		40,000	40,400
7.5%, 4/1/2023		30,000	29,625
7.75%, 10/15/2020		15,000	15,506
7.875%, 11/1/2017		65,000	70,362

			5,227,946
Utilities 0.6%
AES Corp., 8.0%, 6/1/2020		40,000	44,000
Ameren Corp., 8.875%, 5/15/2014		145,000	162,482
Appalachian Power Co., Series L, 5.8%, 10/1/2035		200,000	230,816
Baltimore Gas & Electric Co., 3.5%, 11/15/2021		180,000	183,416
Calpine Corp., 144A, 7.5%, 2/15/2021		40,000	42,800
Duke Energy Carolinas LLC, 5.3%, 2/15/2040		100,000	121,552
Edison Mission Energy, 7.0%, 5/15/2017		140,000	91,000
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		100,000	44,500
Ferrellgas LP, 6.5%, 5/1/2021		10,000	8,800
Florida Power & Light Co., 4.125%, 2/1/2042		115,000	118,637
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		35,000	37,800
Korea Gas Corp., 144A, 4.25%, 11/2/2020		100,000	98,742
NRG Energy, Inc.:
7.375%, 1/15/2017		95,000	98,562
7.625%, 1/15/2018		20,000	20,000
Oncor Electric Delivery Co., LLC:
144A, 4.55%, 12/1/2041		195,000	199,370
5.25%, 9/30/2040		100,000	113,532
Pacific Gas & Electric Co., 3.5%, 10/1/2020		200,000	208,839
Public Service Co. of New Mexico, 7.95%, 5/15/2018		325,000	379,901
San Diego Gas & Electric Co., 6.0%, 6/1/2026		100,000	129,114
SCANA Corp., 4.75%, 5/15/2021		200,000	212,044
Southwestern Electric Power Co., 6.2%, 3/15/2040		200,000	244,285
Suburban Propane Partners LP, 7.375%, 3/15/2020		100,000	104,000
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		25,000	8,875
Union Electric Co., 6.7%, 2/1/2019		255,000	309,785
Western Power Distribution Holdings Ltd., 144A, 7.25%, 12/15/2017		170,000	200,577

			3,413,429

Total Corporate Bonds (Cost $49,286,975)			50,239,053
Asset-Backed 0.4%
Automobile Receivables 0.1%
Avis Budget Rental Car Funding Aesop LLC, "A", Series 2010-4A, 144A, 2.09%, 4/20/2015		140,000	139,613
Carmax Auto Owner Trust, "A4", Series 2009-2, 2.82%, 12/15/2014		50,000	51,374
CPS Auto Trust:
"A", Series 2011-A, 144A, 2.82%, 4/16/2018		194,944	191,784
"A", Series 2010-A, 144A, 2.89%, 3/15/2016		218,606	218,722
Navistar Financial Corp. Owner Trust, "B", Series 2010-A, 144A, 4.17%, 10/20/2014		100,000	100,415
Santander Drive Auto Receivables Trust, "C", Series 2010-2, 3.89%, 7/17/2017		92,000	93,516

			795,424
Credit Card Receivables 0.2%
Capital One Multi-Asset Execution Trust, "B1", Series 2006-B1, 0.558% **, 1/15/2019		300,000	290,613
Citibank Credit Card Issuance Trust, "A5", Series 2005-A5, 4.55%, 6/20/2017		110,000	122,653
World Financial Network Credit Card Master Trust:
“M”, Series 2006-A, 144A, 0.488% **, 2/15/2017		150,000	147,397
"M", Series 2010-A, 5.2%, 4/15/2019		260,000	280,597

			841,260
Manufactured Housing Receivables 0.1%
Mid-State Trust, "M", Series 2010-1, 144A, 5.25%, 12/15/2045		301,649	316,070
Miscellaneous 0.0%
Tax Liens Securitization Trust, "1A2", Series 2010-1A, 144A, 2.0%, 4/15/2018		130,451	128,037

Total Asset-Backed (Cost $2,047,417)			2,080,791
Mortgage-Backed Securities Pass-Throughs 6.4%
Federal Home Loan Mortgage Corp.:
3.0%, 11/1/2025 (d)		300,000	309,633
3.5%, with various maturities from 5/1/2025 until 10/1/2041 (d)		2,744,397	2,841,809
4.0%, with various maturities from 12/1/2040 until 10/1/2041		884,646	929,923
4.5%, with various maturities from 8/1/2020 until 4/1/2039 (d)		3,000,000	3,180,156
5.0%, with various maturities from 7/1/2035 until 1/1/2037 (d)		1,634,200	1,757,694
5.036% **, 6/1/2038		597,723	634,230
5.5%, with various maturities from 10/1/2023 until 10/1/2035		513,496	558,309
6.0%, with various maturities from 1/1/2038 until 3/1/2038		323,224	354,822
6.5%, with various maturities from 1/1/2035 until 8/1/2038		795,229	889,469
Federal National Mortgage Association:
3.156% **, 6/1/2041		268,222	280,680
4.0%, with various maturities from 3/1/2024 until 10/1/2041 (d)		4,786,835	5,040,335
4.5%, with various maturities from 10/1/2033 until 7/1/2041 (d)		3,283,813	3,499,713
5.0%, with various maturities from 4/1/2024 until 7/1/2041		2,233,817	2,411,390
5.5%, with various maturities from 1/1/2020 until 9/1/2038 (d)		4,605,150	5,013,690
6.0%, with various maturities from 4/1/2024 until 4/1/2039		1,833,516	2,026,458
7.0%, 3/1/2037		279,862	312,877
Government National Mortgage Association:
4.0%, 7/20/2041		394,181	421,600
5.0%, 4/1/2038 (d)		3,500,000	3,877,344
5.5%, 12/15/2039		541,283	607,294

Total Mortgage-Backed Securities Pass-Throughs (Cost $34,402,245)			34,947,426
Commercial Mortgage-Backed Securities 1.2%
Bear Stearns Commercial Mortgage Securities, Inc.:
"AM", Series 2006-PW13, 5.582%, 9/11/2041		150,000	153,704
"A4", Series 2007-PW17, 5.694%, 6/11/2050		75,000	82,584
"AM", Series 2007-PW17, 5.915%, 6/11/2050		275,000	271,574
Citigroup Commercial Mortgage Trust:
"A5", Series 2004-C2, 4.733%, 10/15/2041		400,000	426,150
"AM", Series 2006-C5, 5.462%, 10/15/2049		130,000	131,540
"A4", Series 2007-C6, 5.885% **, 12/10/2049		100,000	110,250
"AM", Series 2007-C6, 5.885% **, 12/10/2049		340,000	334,494
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A4", Series 2007-CD5, 5.886%, 11/15/2044		430,000	476,587
Commercial Mortgage Loan Trust, "A4B", Series 2008-LS1, 6.206% **, 12/10/2049		255,000	274,035
CW Capital Cobalt Ltd., "AAB", Series 2007-C2, 5.416%, 4/15/2047		125,000	129,015
Extended Stay America Trust, "B", Series 2010-ESHA, 144A, 4.221%, 11/5/2027		200,000	200,761
Greenwich Capital Commercial Funding Corp.:
"A4", Series 2007-GG11, 5.736%, 12/10/2049		700,000	755,145
"AM", Series 2006-GG7, 6.079% **, 7/10/2038		275,000	279,015
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2010-CNTR, 144A, 4.311%, 8/5/2032		85,000	88,778
"B", Series 2010-C2, 144A, 5.075%, 11/15/2043		250,000	243,335
"A4", Series 2007-CB20, 5.794%, 2/12/2051		190,000	209,205
"ASB", Series 2007-LD12, 5.833%, 2/15/2051		226,090	243,766
"A4", Series 2007-LD12, 5.882%, 2/15/2051		300,000	325,835
"ASB", Series 2007-CB19, 5.913% **, 2/12/2049		480,000	511,434
"A4", Series 2007-LD11, 6.005% **, 6/15/2049		310,000	329,445
"AM", Series 2006-LDP7, 6.065% **, 4/15/2045		280,000	288,358
Wachovia Bank Commercial Mortgage Trust:
"A4", Series 2004-C12, 5.316% **, 7/15/2041		430,000	461,918
"AM", Series 2006-C29, 5.339%, 11/15/2048		230,000	227,401
"APB", Series 2007-C32, 5.929% **, 6/15/2049		258,000	271,823

Total Commercial Mortgage-Backed Securities (Cost $6,457,148)			6,826,152
Collateralized Mortgage Obligations 3.2%
Arkle Master Issuer PLC, "1A1", Series 2010-2A, 144A, 1.866% **, 5/17/2060		300,000	299,135
BCAP LLC Trust:
"3A1", Series 2009-RR4, 144A, 5.002% **, 4/26/2037		251,065	238,614
"2A1", Series 2009-RR4, 144A, 5.667% **, 7/26/2036		138,132	138,094
Bear Stearns Adjustable Rate Mortgage Trust:
"3A1", Series 2007-5, 5.505% **, 8/25/2047		781,314	560,886
"22A1", Series 2007-4, 5.669% **, 6/25/2047		636,585	442,745
Chase Mortgage Finance Corp., "3A1", Series 2005-A1, 5.138% **, 12/25/2035		548,345	468,852
Citigroup Mortgage Loan Trust, Inc.:
"6A1", Series 2009-6, 144A, 0.544% **, 7/25/2036		206,617	187,813
"7A1", Series 2009-5, 144A, 0.644% **, 7/25/2036		324,163	301,872
"11A1", Series 2009-6, 144A, 0.644% **, 5/25/2037		214,832	203,807
"4A1", Series 2009-6, 144A, 3.841% **, 4/25/2037		273,850	271,207
"1A1", Series 2009-5, 144A, 5.278% **, 6/25/2037		157,442	157,388
Credit Suisse Mortgage Capital Certificates:
"28A1", Series 2009-3R, 144A, 4.77% **, 8/27/2037		139,808	134,788
"24A1", Series 2009-12R, 144A, 5.052% **, 10/27/2036		240,360	231,100
"30A1", Series 2009-3R, 144A, 5.358% **, 7/27/2037		398,118	408,468
"15A1", Series 2009-12R, 144A, 6.0%, 5/27/2036		218,229	224,967
"6A1", Series 2009-12R, 144A, 6.0%, 5/27/2037		591,729	617,022
Federal Home Loan Mortgage Corp.:
"GW", Series 3874, 3.5%, 6/15/2026		250,000	262,958
"LV", Series 3793, 4.0%, 11/15/2023		212,417	225,596
"AB", Series 3864, 4.0%, 6/15/2039		447,124	476,157
"PQ", Series 3923, 4.0%, 9/15/2040		255,000	268,949
"PC", Series 3715, 4.5%, 8/15/2040		310,000	341,526
"ME", Series 3028, 5.0%, 2/15/2034		130,000	143,364
"ND", Series 3036, 5.0%, 5/15/2034		695,000	762,641
"VG", Series 3659, 5.0%, 9/15/2034		305,000	346,036
"ML", Series 3755, 5.5%, 6/15/2029		218,622	242,117
"PD", Series 2904, 5.5%, 3/15/2033		425,000	457,421
"GA", Series 3523, 5.5%, 11/15/2035		226,531	249,650
"OD", Series 3162, 6.0%, 6/15/2035		285,000	318,569
Federal National Mortgage Association:
"PA", Series 2011-35, 4.0%, 2/25/2039		500,215	538,098
"JQ", Series 2011-27, 4.0%, 9/25/2039		516,073	552,136
"TA", Series 2011-122, 4.0%, 10/25/2039		415,000	445,138
"PD", Series 2011-2, 4.0%, 12/25/2039		410,000	446,067
"WD", Series 2003-106, 4.5%, 9/25/2020		114,349	115,571
"KB", Series 2011-49, 4.5%, 7/25/2039		518,293	542,410
"LC", Series 2009-85, 4.5%, 10/25/2049		210,000	226,946
"QD", Series 2005-33, 5.0%, 1/25/2034		140,000	153,247
"ND", Series 2005-101, 5.0%, 6/25/2034		395,000	424,645
"BD", Series 2010-56, 5.0%, 12/25/2038		350,000	385,777
"AT", Series 2011-60, 5.0%, 7/25/2041		280,000	308,951
"VK", Series 2008-68, 5.5%, 3/25/2027		165,000	181,383
FREMF Mortgage Trust, "B", Series 2011-K15, 5.099% **, 8/25/2044		194,000	169,556
GS Mortgage Securities Corp., "2A1", Series 2009-3R, 144A, 3.096% **, 7/25/2035		215,824	211,582
Jefferies & Co., "1A1", Series 2009-R9, 144A, 2.554% **, 8/26/2046		305,650	298,904
JPMorgan Mortgage Trust:
"6A2", Series 2005-A8, 2.708% **, 11/25/2035		124,538	120,447
"2A1" Series 2006-A5, 2.772% **, 8/25/2036		577,539	382,342
"1A1", Series 2008-R2, 144A, 5.137% **, 7/27/2037		410,863	325,857
JPMorgan Reremic:
"11A1", Series 2009-7, 144A, 2.841% **, 9/27/2036		254,481	238,726
"2A1", Series 2009-5, 144A, 4.294% **, 1/26/2037		321,808	315,401
"3A1", Series 2009-5, 144A, 5.453% **, 5/26/2037		210,165	204,960
Permanent Master Issuer PLC:
"1A", Series 2010-1A, 144A, 1.553% **, 7/15/2042		260,000	259,046
"1A1", Series 2011-1A, 144A, 1.803% **, 7/15/2042		275,000	274,019
"1A3", Series 2011-2A, 1.981% **, 7/15/2042		250,000	249,525
Silverstone Master Issuer PLC, "1A", Series 2011-1A, 144A, 1.96%, 1/21/2055		250,000	249,470
Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2006-AR18, 4.294% **, 1/25/2037		763,305	519,059
Wells Fargo Mortgage Backed Securities Trust, "2A5", Series 2006-AR2, 2.666% **, 3/25/2036		842,140	630,559

Total Collateralized Mortgage Obligations (Cost $18,285,194)			17,751,564
Government & Agency Obligations 10.1%
Other Government Related (e) 0.2%
European Investment Bank, 1.5%, 5/15/2014		300,000	301,213
KFW, 3.5%, 5/16/2013		60,000	62,260
Private Export Funding Corp.:
2.25%, 12/15/2017		55,000	57,431
4.95%, 11/15/2015		200,000	229,740
Qatari Diar Finance QSC, 144A, 5.0%, 7/21/2020		180,000	191,700
Svensk Exportkredit AB, 3.25%, 9/16/2014		80,000	82,653

			924,997
Sovereign Bonds 2.7%
Export Development Canada, 1.25%, 10/27/2015		115,000	116,698
Federal Republic of Brazil, 5.625%, 1/7/2041		100,000	116,000
Federal Republic of Germany-Inflation Linked Bond, 2.25%, 4/15/2013	EUR	365,079	491,215
Government of Canada-Inflation Linked Bond, 4.0%, 12/1/2031	CAD	489,085	833,059
Government of France-Inflation Linked Bond:
1.0%, 7/25/2017	EUR	413,940	537,242
2.25%, 7/25/2020	EUR	1,416,588	1,965,609
3.15%, 7/25/2032	EUR	675,785	1,075,242
Government of Japan-Inflation Linked Bond, Series 9, 1.1%, 9/10/2016	JPY	50,745,000	680,380
Government of Sweden, Series 3105, 3.5%, 12/1/2015	SEK	4,750,000	963,866
Province of British Columbia, Canada, 2.65%, 9/22/2021		200,000	203,906
Province of Ontario, Canada:
2.3%, 5/10/2016		200,000	205,961
3.5%, 7/15/2013		60,000	62,445
Republic of Italy-Inflation Linked Bond, 2.1%, 9/15/2017	EUR	460,984	498,542
Republic of Peru, 6.55%, 3/14/2037		60,000	76,200
Republic of Poland, 6.375%, 7/15/2019		80,000	88,600
United Kingdom Treasury-Inflation Linked Bonds:
1.125%, 11/22/2037	GBP	1,403,910	2,919,604
1.875%, 11/22/2022	GBP	694,350	1,377,884
2.0%, 1/26/2035	GBP	346,000	1,105,036
2.5%, 7/26/2016	GBP	200,000	1,060,792
United Mexican States:
Series A, 5.125%, 1/15/2020		100,000	114,250
5.625%, 1/15/2017		200,000	230,000
5.875%, 2/17/2014		200,000	216,500

			14,939,031
U.S. Government Sponsored Agencies 0.5%
Federal Farm Credit Bank, 3.0%, 9/22/2014		200,000	212,756
Federal Home Loan Bank:
0.5%, 8/28/2013		300,000	300,547
5.0%, 11/17/2017		460,000	552,046
5.375%, 5/18/2016		60,000	71,160
Federal Home Loan Mortgage Corp.:
1.375%, 2/25/2014		360,000	365,822
4.75%, 1/19/2016		100,000	115,193
4.875%, 6/13/2018		100,000	120,492
5.125%, 11/17/2017		500,000	602,046
5.25%, 4/18/2016		120,000	141,363
6.25%, 7/15/2032		60,000	87,325
Federal National Mortgage Association:
1.25%, 9/28/2016		200,000	200,812
1.5%, 6/26/2013		100,000	101,760
6.625%, 11/15/2030		80,000	118,492
Tennessee Valley Authority, 5.5%, 6/15/2038		60,000	78,312

			3,068,126
U.S. Treasury Obligations 6.7%
U.S. Treasury Bonds:
3.75%, 8/15/2041		1,183,000	1,391,319
4.25%, 11/15/2040		700,000	892,719
6.125%, 8/15/2029		1,100,000	1,666,672
U.S. Treasury Inflation-Indexed Bonds:
2.125%, 2/15/2040		440,009	590,471
2.375%, 1/15/2025		2,030,146	2,581,140
3.875%, 4/15/2029		447,655	697,537
U.S. Treasury Inflation-Indexed Notes:
1.875%, 7/15/2015		541,325	596,980
2.375%, 1/15/2017		1,094,769	1,270,787
2.5%, 7/15/2016		1,429,581	1,653,399
U.S. Treasury Notes:
0.25%, 10/31/2013		200,000	200,031
0.25%, 11/30/2013 (b)		3,858,000	3,858,452
0.375%, 11/15/2014 (b)		1,135,000	1,135,709
0.625%, 12/31/2012		4,900,000	4,922,971
0.75%, 5/31/2012 (f)		100,000	100,289
0.875%, 11/30/2016		45,000	45,137
1.0%, 10/31/2016		1,400,000	1,413,563
1.375%, 11/30/2018		400,000	401,375
1.75%, 10/31/2018		800,000	823,375
2.0%, 11/15/2021 (b)		1,821,000	1,841,770
2.125%, 5/31/2015		3,900,000	4,117,242
2.125%, 8/15/2021		800,000	820,500
2.25%, 1/31/2015		3,800,000	4,014,047
3.125%, 1/31/2017		1,400,000	1,556,187

			36,591,672

Total Government & Agency Obligations (Cost $52,814,324)			55,523,826
Municipal Bonds and Notes 0.8%
California, Bay Area Toll Authority, Toll Bridge Revenue, Build America Bonds, Series S1, 7.043%, 4/1/2050 (g)		290,000	386,260
California, State Build America Bonds, 7.55%, 4/1/2039 (g)		100,000	122,850
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Build America Bonds, Series B, 6.2%, 12/1/2040 (g)		365,000	412,308
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057 (g)		365,000	386,677
Illinois, State General Obligation:
5.365%, 3/1/2017 (g)		140,000	150,392
5.877%, 3/1/2019 (g)		350,000	377,230
Los Angeles, CA, Department of Airports Revenue, Build America Bonds, Series C, 6.582%, 5/15/2039 (g)		200,000	242,378
New Jersey, Economic Development Authority, State Pension Funding Revenue, Series A, 7.425%, 2/15/2029, INS: NATL (g)		100,000	121,926
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Build America Bonds, Metro Transit Authority, Series A2, 6.089%, 11/15/2040 (g)		270,000	327,931
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Build America Bonds, 5.44%, 6/15/2043 (g)		185,000	212,395
Ohio, American Municipal Power, Inc., Combined Hydroelectric Projects, Build America Bonds, 7.834%, 2/15/2041 (g)		395,000	549,650
San Diego County, CA, Regional Transportation Commission Sales Tax Revenue, Build America Bonds, 5.911%, 4/1/2048 (g)		310,000	396,552
Southern California, Public Power Authority, Power Project Revenue, Build America Bonds, 5.943%, 7/1/2040 (g)		370,000	439,527

Total Municipal Bonds and Notes (Cost $3,481,372)			4,126,076
Convertible Bond 0.0%
Consumer Discretionary
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020 (Cost $30,000)		30,000	45,038
Preferred Securities 0.0%
Financials 0.0%
JPMorgan Chase Capital XX,, Series T, 6.55%, 9/29/2036		40,000	40,000
Wachovia Capital Trust III, 5.57% **, 2/21/2012 (h)		100,000	83,750

			123,750
Materials 0.0%
Hercules, Inc., 6.5%, 6/30/2029		10,000	7,650

Total Preferred Securities (Cost $133,702)			131,400

	Units	Value ($)

Other Investments 0.0%
AOT Bedding Super Holdings LLC* (Cost $2,000)	2	2,000

	Shares	Value ($)
Exchange-Traded Funds 8.1%
iShares JPMorgan USD Emerging Markets Bond Fund	74,492	8,175,497
iShares Russell 2000 Value Index Fund	173,480	11,387,227
SPDR Barclays Capital International Treasury Bond	138,316	8,137,130
SPDR Gold Trust*	5,227	794,452
Vanguard MSCI Emerging Markets Fund	413,959	15,817,374

Total Exchange-Traded Funds (Cost $40,311,225)		44,311,680
Securities Lending Collateral 1.8%
Daily Assets Fund Institutional, 0.18% (i) (j) (Cost $9,832,114)	9,832,114	9,832,114
Cash Equivalents 8.2%
Central Cash Management Fund, 0.07% (i) (Cost $44,949,394)	44,949,394	44,949,394

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $556,778,876) †	104.3	571,261,310
Other Assets and Liabilities, Net	(4.3)	(23,784,281)

Net Assets	100.0	547,477,029

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	40,000	USD	27,850	25

*	Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2011.

†
The cost for federal income tax purposes was $560,395,700.  At December 31, 2011, net unrealized appreciation for all securities based on tax cost was $10,865,610.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $37,272,901  and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $26,407,291.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2011 amounted to $9,606,001, which is 1.8% of net assets.
(c)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d)	When-issued or delayed delivery security included.
(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	At December 31, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Taxable issue.
(h)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(i)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
INS: Insured
MSCI: Morgan Stanley Capital International
NATL: National Public Finance Guarantee Corp.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principle.
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At December 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Japan Government Bond	JPY	3/9/2012	2	3,700,403	17,637
5 Year U.S. Treasury Note	USD	3/30/2012	7	862,805	3,319
Euro Stoxx 50 Index	EUR	3/16/2012	1	29,871	1,100
Federal Republic of Germany Euro-Bund	EUR	3/8/2012	116	20,874,499	691,903
S&P 500 E-Mini Index	USD	3/16/2012	50	3,131,500	72,155
Ultra Long U.S. Treasury Bond	USD	3/21/2012	11	1,762,063	22,834
United Kingdom Long Gilt Bond	GBP	3/28/2012	96	17,435,842	402,366
Total unrealized appreciation					1,211,314

At December 31, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Australian Treasury Bond	AUD	3/15/2012	22	2,675,327	(21,705)
10 Year Canadian Government Bond	CAD	3/21/2012	164	21,545,777	(267,505)
10 Year U.S. Treasury Note	USD	3/21/2012	141	18,488,625	(150,794)
Total unrealized depreciation					(440,004)

At December 31, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

NOK	47,720,000	USD	7,991,359	1/20/2012	18,124	UBS AG
EUR	9,990,000	USD	12,988,699	1/20/2012	57,406	UBS AG
USD	7,549,282	NOK	45,190,000	1/20/2012	1,232	UBS AG
USD	8,858,453	AUD	8,930,000	1/20/2012	252,383	UBS AG
USD	8,529,396	SEK	58,940,000	1/20/2012	25,540	UBS AG
USD	1,214,120	CHF	1,150,000	1/20/2012	10,648	UBS AG
USD	663,043	NZD	860,000	1/20/2012	5,377	UBS AG
USD	900,534	JPY	70,320,000	1/20/2012	13,352	UBS AG
EUR	157,300	USD	205,872	1/25/2012	1,807	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					385,869

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

GBP	3,380,000	USD	5,224,601	1/20/2012	(23,547)	UBS AG
SEK	36,190,000	USD	5,158,063	1/20/2012	(94,790)	UBS AG
JPY	391,600,000	USD	5,021,672	1/20/2012	(67,603)	UBS AG
NZD	5,730,000	USD	4,299,276	1/20/2012	(154,264)	UBS AG
AUD	2,380,000	USD	2,401,967	1/20/2012	(26,228)	UBS AG
CAD	6,620,000	USD	6,407,725	1/20/2012	(87,416)	UBS AG
USD	799,629	GBP	510,000	1/20/2012	(7,749)	UBS AG
Total unrealized depreciation					(461,597)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar

At December 31, 2011, the DWS Lifecycle Long Range Fund had the following geographical diversification:

	Market Value ($)	As a % of Common Stocks, Preferred Stocks & Warrants
United States	222,090,358	73.9%
Europe (excluding United Kingdom)	35,992,840	12.0%
Japan	11,060,001	3.7%
United Kingdom	9,338,108	3.1%
Asia (excluding Japan)	8,609,354	2.9%
Australia	998,306	0.3%
Other	12,405,829	4.1%
Total	300,494,796	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(k)
Consumer Discretionary	$24,079,289	$6,683,405	$687	$30,763,381
Consumer Staples	24,265,940	5,884,484	—	30,150,424
Energy	30,358,206	3,557,204	—	33,915,410
Financials	28,062,807	11,219,976	—	39,282,783
Health Care	33,040,803	6,920,834	—	39,961,637
Industrials	24,239,416	7,684,687	—	31,924,103
Information Technology	46,293,981	5,011,407	—	51,305,388
Materials	13,041,198	3,153,528	14,875	16,209,601
Telecommunications Services	6,225,756	5,287,350	—	11,513,106
Utilities	11,306,903	4,162,060	—	15,468,963
Fixed Income Investments(k)
Corporate Bonds	—	50,226,943	12,110	50,239,053
Asset Backed	—	1,952,754	128,037	2,080,791
Mortgage-Backed Securities Pass- Throughs	—	34,947,426	—	34,947,426
Commercial Mortgage-Backed Securities	—	6,826,152	—	6,826,152
Collateralized Mortgage Obligations	—	17,751,564	—	17,751,564
Government & Agency Obligations	—	55,523,826	—	55,523,826
Municipal Bonds and Notes	—	4,126,076	—	4,126,076
Convertible Bond	—	45,038	—	45,038
Preferred Securities	—	131,400	—	131,400
Other Investments	—	—	2,000	2,000
Exchange-Traded Funds	44,311,680	—	—	44,311,680
Short-Term Investments(k)	54,781,508	—	—	54,781,508
Derivatives(l)	1,211,314	385,869	—	1,597,183
Total	$341,218,801	$231,481,983	$157,709	$572,858,493
Liabilities
Derivatives(l)	$(440,004)	$(461,597)	$—	$(901,601)
Total	$(440,004)	$(461,597)	$—	$(901,601)

There have been no transfers between of Level 1 and Level 2 fair value measurements during the period ended December 31, 2011.
(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stocks and/or Other Equity Investments			Corporate Bonds	Asset-Backed	Other Investments	Total
	Common Stock	Preferred Stock	Warrants
Balance as of March 31, 2011	$73	$—	$3	$5,950	$286,319	$2,000	$294,345
Realized gains (loss)	(17)	—	—	(23,631)	107	—	(23,541)
Change in unrealized appreciation (depreciation)	1	(24)	11	27,520	(3,604)	0	23,904
Amortization premium/ discount	—	—	—	290	—	—	290
Purchases	15,191	324	—	14,437	—	—	29,952
Sales	—	—	—	(12,456)	(154,785)	—	(167,241)
Transfers into Level 3	—	—	—		—	—	—
Transfers (out) of Level 3	—	—	—	—	—	—	—
Balance as of December 31, 2011	$15,248	$300	$14	$12,110	$128,037	$2,000	$157,709
Net change in unrealized appreciation (depreciation) from investments still held at December 31, 2011	$1	$(24)	$11	$(163)	$(3,604)	$0	$(3,779)

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$73,255	$—
Foreign Exchange Contracts	$—	$(75,728)
Interest Rate Contracts	$698,055	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Lifecycle Long Range Fund, a series of DWS Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2012